UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: January 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
Nuveen Equity Funds
January 31, 2022
Semiannual
Report
Fund Name Class A Class C Class R6 Class I
Nuveen Dividend Growth Fund NSBAX NSBCX NSBFX NSBRX
(formerly Nuveen Santa Barbara Dividend Growth Fund)
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports .
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.

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It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as
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mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.
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If you receive your Nuveen Fund
distributions and statements from your
financial advisor or brokerage account.
or
www.nuveen.com/client-access
If you receive your Nuveen Fund
distributions and statements directly
from Nuveen.
Must be preceded by or accompanied
by a prospectus.
NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE

Table
of Contents
3
Chair’s Letter to Shareholders 4
Important Notices 5
Risk Considerations 6
Fund Performance, Expense Ratios and Holding Summaries 7
Expense Examples 10
Portfolio of Investments 11
Statement of Assets and Liabilities 14
Statement of Operations 15
Statement of Changes in Net Assets 16
Financial Highlights 18
Notes to Financial Statements 20
Additional Fund Information 29
Glossary of Terms Used in this Report 30
Annual Investment Management Agreement Approval Process 31
Liquidity Risk Management Program 33

4
Chair’s Letter
to Shareholders
Dear Shareholders,
In February, the world witnessed Russia invade Ukraine. The scale of the humanitarian crisis and economic shock caused by these events cannot yet be quantified, and our thoughts remain with all those affected.
Given the fluidity of the situation, market uncertainty is currently high. Conditions were already challenging prior to the invasion, with inflation lingering at multi-decade highs, interest rates expected to continue rising, economic growth moderating from the post-pandemic recovery, and weakening performance across equity markets and some bond market segments. The
Russia-Ukraine conflict has accelerated these trends in the short term. The spike in geopolitical risks led to surging prices for oil and other hard and soft commodities, driving both inflation and recession risks higher. The U.S. Federal Reserve (Fed) and other central banks now face an even more difficult task of slowing inflation without stifling economic growth. At their March
2022 meeting, Fed officials announced a quarter percentage point increase to the short-term interest rate, raising it from near zero for the first time since the pandemic was declared two years ago.
In the meantime, while markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chairman of the Board
March 23, 2022

Important Notices
5
For Shareholders of
Nuveen Dividend Growth Fund
Portfolio Manager Commentaries in Semiannual Reports
Beginning with this semiannual shareholder report, the Fund will include portfolio manager commentary only in its annual shareholder reports. For the Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’
Comments section of the Fund’s July 31, 2021 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.
Additional Market Disruption Risk
In late February 2022, Russia launched a large scale military attack on Ukraine. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the West, including the U.S. In response to the military action by
Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia. Such sanctions included, among other things, a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; a commitment by certain countries and the European Union to remove selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (“SWIFT”), the electronic banking network that connects banks globally; and restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions.
Additional sanctions may be imposed in the future. Such sanctions (and any future sanctions) and other actions against Russia may adversely impact, among other things, the Russian economy and various sectors of the economy, including but not limited to, financials, energy, metals and mining, engineering and defense and defense-related materials sectors; resulting in a decline in the value and liquidity of Russian securities; resulting in boycotts, tariffs, and purchasing and financing restrictions on Russia’s government, companies and certain individuals; weaken the value of the ruble; downgrade the country’s credit rating; freeze Russian securities and/or funds invested in prohibited assets and impair the ability to trade in Russian securities and/or other assets; and
have other adverse consequences on the Russian government, economy, companies and region. Further, several large corporations and U.S. states have announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses.
The ramifications of the hostilities and sanctions, however, may not be limited to Russia and Russian companies but may spill over to and negatively impact other regional and global economic markets (including Europe and the United States), companies in other countries (particularly those that have done business with Russia) and on various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the actions discussed above and the potential for a wider conflict could increase financial market volatility, cause severe negative effects on regional and global economic markets, industries, and companies and have a negative effect on your Fund’s investments and performance beyond any direct exposure to Russian issuers or those of adjoining geographic regions. In addition, Russia may take retaliatory actions and other countermeasures, including cyberattacks and espionage against other countries and companies around the world, which may negatively impact such countries and the companies in which your Fund invests.
The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on Fund performance and the value of an investment in the Fund, particularly with respect to Russian exposure.
Sub-Adviser and Fund Name Changes
In August 2021, the Fund’s Board of Trustees approved an amended and restated sub-advisory agreement, effective on December
31, 2021, between Nuveen Fund Advisors, LLC (“NFAL”), the Fund’s investment adviser, and Nuveen Asset Management, LLC
(“NAM”), pursuant to which NAM replaced Santa Barbara Asset Management, LLC (“SBAM”) as the Fund’s sub-adviser. NAM and SBAM are both affiliates of NFAL and subsidiaries of Nuveen, LLC. In connection therewith, the Fund’s Board of Trustees also approved that the Fund be renamed Nuveen Dividend Growth Fund, effective November 30, 2021.
The Funds’ portfolio management teams and investment strategies will not be affected by these changes.

6
Risk Considerations
Nuveen Dividend Growth Fund
Mutual fund investing involves risk; principal loss is possible. Dividend-paying stocks, such as those held by the fund, are subject to market risk, concentration or sector risk, preferred security risk, and common stock risk. Smaller company stocks are subject to greater volatility. Foreign investments involve additional risks including currency fluctuations, political and economic instability, and lack of liquidity.

Fund Performance, Expense Ratios and
Holding Summaries
7
The Fund Performance, Expense Ratios and Holdings Summaries for the Fund are shown within this section of the report.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results.
Investment returns and principal value will
fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holding Summaries
The Holdings Summaries data relates to the securities held in the Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

8
Nuveen Dividend Growth Fund
Fund Performance, Expense Ratios and Holdings Summaries
January 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P 500® Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for peri-
ods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Total Returns as of
January 31, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 3/28/06 6.19% 25.17% 14.85% 12.95% 0.92%
Class A Shares at maximum Offering Price 3/28/06 0.08% 17.97% 13.49% 12.28% —
S&P 500® Index — 3.44% 23.29% 16.78% 15.43% —
Lipper Equity Income Funds Classification Average — 4.45% 23.03% 11.09% 11.35% —
Class C Shares 3/28/06 5.79% 24.24% 13.99% 12.28% 1.67%
Class I Shares 3/28/06 6.32% 25.48% 15.13% 13.23% 0.67%
Total Returns as of
January 31, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6 month 1-Year 5-Year
Since
Inception
Class R6 Shares 3/25/13 6.36% 25.54% 15.20% 12.93% 0.62%

9
Holdings Summaries as of January 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 98 .1%
Repurchase Agreements 1 .7%
Other Assets Less Liabilities 0.2%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Software 6.5%
IT Services 6.2%
Technology Hardware, Storage
& Peripherals 5.9%
Health Care Equipment &
Supplies 5.9%
Semiconductors &
Semiconductor Equipment 5.7%
Specialty Retail 5.3%
Health Care Providers & Services 5.2%
Communications Equipment 4.8%
Chemicals 4.5%
Insurance 3.8%
Oil, Gas & Consumable Fuels 3.4%
Banks 3.0%
Biotechnology 2.7%
Capital Markets 2.6%
Multi-Utilities 2.4%
Equity Real Estate Investment
Trusts (REITs) 2.4%
Media 2.4%
Consumer Finance 2.4%
Road & Rail 2.4%
Hotels, Restaurants & Leisure 2.4%
Other 18.2%
Repurchase Agreements 1.7%
Other Assets Less Liabilities 0.2%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 6.6%
Apple Inc 5.9%
Accenture PLC, Class A 3.6%
UnitedHealth Group Inc 3.3%
Broadcom Inc 3.2%
1 See the Portfolio of Investments for the remaining industries comprising  “Other” and not listed in the Portfolio Composition above.

10
Expense
Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges
(loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1)
fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended January 31, 2022.
The beginning of the period is August 1, 2021.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Dividend Growth Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,061.93 $ 1,057.93 $ 1,063.59 $ 1,063.25
Expenses Incurred During the Period $ 4.73 $ 8.61 $ 3.12 $ 3.43
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.62 $ 1,016.84 $ 1,022.18 $ 1,021.88
Expenses Incurred During the Period $ 4.63 $ 8.44 $ 3.06 $ 3.36
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.91%, 1.66%, 0.60% and 0.66% for Classes A, C, R6 and I multiplied by the average account value over the period, multiplied by184 /365 (to reflect the one-half year period).

11
Nuveen Dividend Growth Fund
Portfolio of Investments January 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.1%
COMMON STOCKS - 98.1%
Aerospace & Defense - 2.1%
366,340 Lockheed Martin Corp $ 142,553,884
Banks - 3.0%
1,344,551 JPMorgan Chase & Co 199,800,279
Beverages - 1.9%
721,528 PepsiCo Inc 125,199,539
Biotechnology - 2.7%
1,342,270 AbbVie Inc 183,743,340
Building Products - 2.0%
768,662 Trane Technologies PLC 133,055,392
Capital Markets - 2.6%
2,011,736 Charles Schwab Corp 176,429,247
Chemicals - 4.5%
920,661 International Flavors & Fragrances Inc 121,453,599
555,544 Linde PLC 177,040,762
Total Chemicals 298,494,361
Communications Equipment - 4.8%
2,551,811 Cisco Systems Inc 142,059,318
770,032 Motorola Solutions Inc 178,601,222
Total Communications Equipment 320,660,540
Consumer Finance - 2.4%
888,294 American Express Co 159,733,027
Containers & Packaging - 1.3%
589,215 Packaging Corp of America 88,753,455
Electric Utilities - 1.7%
1,465,019 NextEra Energy Inc 114,447,284
Equity Real Estate Investment Trusts (REITs) - 2.4%
2,835,895 Duke Realty Corp 163,858,013
Food & Staples Retailing - 1.6%
746,606 Walmart Inc 104,382,985
Food Products - 1.8%
1,831,601 Mondelez International Inc 122,772,215
Health Care Equipment & Supplies - 5.9%
997,615 Abbott Laboratories 127,156,008
1,844,058 Baxter International Inc 157,556,316
1,079,448 Medtronic PLC 111,712,073
Total Health Care Equipment & Supplies 396,424,397

Nuveen Dividend Growth Fund
(continued)
Portfolio of Investments
January 31, 2022
(Unaudited)
12
Shares Description (1) Value
Health Care Providers & Services - 5.2%
289,785 Anthem Inc $ 127,792,287
474,274 UnitedHealth Group Inc 224,127,664
Total Health Care Providers & Services 351,919,951
Hotels, Restaurants & Leisure - 2.4%
606,666 McDonald's Corp 157,399,494
Industrial Conglomerates - 2.1%
675,060 Honeywell International Inc 138,036,269
Insurance - 3.8%
612,039 Chubb Ltd 120,743,054
874,722 Marsh & McLennan Cos Inc 134,392,288
Total Insurance 255,135,342
IT Services - 6.2%
684,048 Accenture PLC, Class A 241,865,692
1,453,336 Fidelity National Information Services Inc 174,284,053
Total IT Services 416,149,745
Media - 2.4%
3,238,039 Comcast Corp, Class A 161,869,570
Multi-Utilities - 2.4%
1,689,918 WEC Energy Group Inc 163,989,643
Oil, Gas & Consumable Fuels - 3.4%
990,454 Chevron Corp 130,076,324
1,152,481 Phillips 66 97,718,864
Total Oil, Gas & Consumable Fuels 227,795,188
Pharmaceuticals - 1.6%
1,278,705 Merck & Co Inc 104,188,883
Road & Rail - 2.4%
648,382 Union Pacific Corp 158,561,818
Semiconductors & Semiconductor Equipment - 5.7%
364,276 Broadcom Inc 213,422,023
948,032 Texas Instruments Inc 170,162,264
Total Semiconductors & Semiconductor Equipment 383,584,287
Software - 6.5%
1,412,204 Microsoft Corp 439,167,200
Specialty Retail - 5.3%
864,475 Lowe's Cos Inc 205,183,141
2,106,341 TJX Cos Inc/The 151,593,362
Total Specialty Retail 356,776,503
Technology Hardware, Storage & Peripherals - 5.9%
2,279,774 Apple Inc 398,458,900
Tobacco - 2.1%
1,397,827 Philip Morris International Inc 143,766,507
Total Long-Term Investments (cost $4,007,395,931) 6,587,107,258

13
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.7%
REPURCHASE AGREEMENTS - 1.7%
$ 114,465 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 1/31/22, repurchase price
$114,465,401, collateralized by $120,967,700,
U.S. Treasury Bonds, 1.875%, due 2/15/41, value
$116,754,786
0.000% 2/01/22 $ 114,465,401
Total Short-Term Investments (cost $114,465,401) 114,465,401
Total Investments (cost $4,121,861,332 ) - 99.8% 6,701,572,659
Other Assets Less Liabilities - 0.2% 12,831,647
Net Assets - 100% $ 6,714,404,306
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
See accompanying notes to financial statements

Statement of Assets and Liabilities
January 31, 2022
(Unaudited)
See accompanying notes to financial statements.
14
Dividend
Growth
Assets
Long-term investments, at value
†
$ 6,587,107,258
Short-term investments, at value
◊
114,465,401
Receivable for dividends 5,702,154
Receivable for due from affiliate 92,133
Receivable for reclaims 90,704
Receivable for shares sold 15,326,849
Other assets 439,229
Total assets 6,723,223,728
Liabilities
Cash overdraft 1,700
Payable for shares redeemed 2,914,752
Accrued expenses:
Custodian fees 554,840
Management fees 3,376,551
Trustees fees 425,124
Shareholder servicing agent fees 488,448
12b-1 distribution and service fees 514,966
Other 543,041
Total liabilities 8,819,422
Net assets $ 6,714,404,306
†
Long-term investments, cost $ 4,007,395,931
◊
Short-term investments, cost $ 114,465,401
Dividend
Growth
Class A Shares
Net Assets $ 996,990,536
Shares outstanding 18,116,878
Net asset value ("NAV") per share $ 55.03
Offering price per share (NAV per share
plus maximum sales charge of 5.75% of offering price) $ 58.39
Class C Shares
Net Assets $ 349,403,236
Shares outstanding 6,353,098
NAV and offering price per share $ 55.00
Class R6 Shares
Net Assets $ 2,782,124,448
Shares outstanding 50,063,009
NAV and offering price per share $ 55.57
Class I Shares
Net Assets $ 2,585,886,086
Shares outstanding 47,055,309
NAV and offering price per share $ 54.95
Fund level net assets consist of:
Capital paid-in $ 4,086,840,673
Total distributable earnings (loss) 2,627,563,633
Fund level net assets $ 6,714,404,306
Authorized shares - per class Unlimited
Par value per share $ 0.01

Statement of Operations
January 31, 2022
(Unaudited)
See accompanying notes to financial statements.
15
Dividend
Growth
Investment Income
Dividends $ 65,140,697
Payment from affiliate 593,272
Total Investment Income 65,733,969
Expenses
Management fees 19,594,004
12b-1 service fees - Class A Shares 1,148,394
12b-1 distribution and service fees - Class C Shares 1,635,310
Shareholder servicing agent fees 1,045,789
Interest expense 3,156
Custodian fees 187,438
Trustees fees 102,357
Professional fees 135,000
Shareholder reporting expenses 103,569
Federal and state registration fees 18,456
Other 70,669
Total expenses 24,044,142
Net investment income (loss) 41,689,827
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments 161,367,671
Change in net unrealized appreciation (depreciation) of investments 190,634,946
Net realized and unrealized gain (loss) 352,002,617
Net increase (decrease) in net assets from operations $ 393,692,444

Statement of Changes in Net Assets
See accompanying notes to financial statements.
16
Dividend Growth
Unaudited
Six Months Ended
1/31/22
Year Ended
7/31/21
Operations
Net investment income (loss) $ 41,689,827 $ 77,762,159
Net realized gain (loss) from investments 161,367,671 44,828,299
Change in net unrealized appreciation (depreciation) of investments 190,634,946 1,281,576,719
Net increase (decrease) in net assets from operations 393,692,444 1,404,167,177
Distributions to Shareholders
Dividends
Class A Shares (26,141,040) (30,034,023)
Class C Shares (7,548,424) (12,159,271)
Class R3 Shares
(1)
– (381,530)
Class R6 Shares (92,436,937) (113,151,114)
Class I Shares (73,510,947) (96,179,862)
Decrease in net assets from distributions to shareholders (199,637,348) (251,905,800)
Fund Share Transactions
Fund reorganization 442,930,136 –
Proceeds from sale of shares 297,231,688 3,387,084,842
Proceeds from shares issued to shareholders due to reinvestment of distributions 158,792,358 197,786,877
898,954,182 3,584,871,719
Cost of shares redeemed (918,460,765) (1,131,746,469)
Net increase (decrease) in net assets from Fund share transactions (19,506,583) 2,453,125,250
Net increase (decrease) in net assets 174,548,513 3,605,386,627
Net assets at the beginning of period 6,539,855,793 2,934,469,166
Net assets at the end of period $ 6,714,404,306 $ 6,539,855,793
(1) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Financial Highlights
18
Dividend Growth
The Fund's fiscal year end is July 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022(f) $ 53.39 $ 0.29 $ 3.00 $ 3.29 $ (0.30) $ (1.35) $ (1.65) $ 55.03
2021 43.32 0.62 11.55 12.17 (0.58) (1.52) (2.10) 53.39
2020 44.21 0.61 2.28 2.89 (0.67) (3.11) (3.78) 43.32
2019 42.61 0.65 3.49 4.14 (0.60) (1.94) (2.54) 44.21
2018 38.84 0.58 4.98 5.56 (0.56) (1.23) (1.79) 42.61
2017 35.52 0.58 3.30 3.88 (0.56) — (0.56) 38.84
Class
C
2022(f) 53.33 0.08 3.00 3.08 (0.06) (1.35) (1.41) 55.00
2021 43.28 0.26 11.54 11.80 (0.23) (1.52) (1.75) 53.33
2020 44.16 0.29 2.29 2.58 (0.35) (3.11) (3.46) 43.28
2019 42.53 0.34 3.49 3.83 (0.26) (1.94) (2.20) 44.16
2018 38.77 0.27 4.98 5.25 (0.26) (1.23) (1.49) 42.53
2017 35.46 0.30 3.30 3.60 (0.29) — (0.29) 38.77
Class
R6
2022(f) 53.92 0.38 3.03 3.41 (0.41) (1.35) (1.76) 55.57
2021 43.74 0.78 11.66 12.44 (0.74) (1.52) (2.26) 53.92
2020 44.62 0.75 2.30 3.05 (0.82) (3.11) (3.93) 43.74
2019 43.03 0.78 3.54 4.32 (0.79) (1.94) (2.73) 44.62
2018 39.19 0.70 5.04 5.74 (0.67) (1.23) (1.90) 43.03
2017 35.81 0.70 3.34 4.04 (0.66) — (0.66) 39.19
Class
I
2022(f) 53.33 0.36 2.99 3.35 (0.38) (1.35) (1.73) 54.95
2021 43.28 0.74 11.53 12.27 (0.70) (1.52) (2.22) 53.33
2020 44.17 0.72 2.28 3.00 (0.78) (3.11) (3.89) 43.28
2019 42.64 0.75 3.49 4.24 (0.77) (1.94) (2.71) 44.17
2018 38.87 0.68 4.99 5.67 (0.67) (1.23) (1.90) 42.64
2017 35.54 0.66 3.32 3.98 (0.65) — (0.65) 38.87
(a)
Per share Net Investment Income (Loss) is calculated using the average shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
Excludes the Fund's voluntary compensation from the Adviser.  See Note 7-Management Fees and Other Transactions
with Affiliates for more information.
(d)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Note 7 - Management Fees and Other
Transactions with Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended January 31, 2022.
(g)
Annualized.
N/A Fund did not have Payment from Affiliates for periods prior to the fiscal year ended July 31, 2021.

See accompanying notes to financial statements.
19
Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Total
Return
Excluding
Payment from
Affiliates(b),(c)
Ending
Net
Assets
(000) Expenses(d)
Net
Investment
Income (NII)
(Loss)
NII (Loss)
Excluding
Payment from
Affiliates(c)
Portfolio
Turnover
Rate(e)
6.19% 6.19% $ 996,991 0.91% (g) 1.05% (g) 1.03% (g) 11%
28.85 28.85 837,090 0.92 1.29 1.29 15
6.54 N/A 624,209 0.95 1.42 N/A 25
10.29 N/A 497,332 0.96 1.57 N/A 31
14.56 N/A 464,170 0.96 1.42 N/A 28
11.04 N/A 449,109 0.97 1.61 N/A 22
5.79 5.79 349,403 1.66 (g) 0.31 (g) 0.29 (g) 11
27.89 27.89 305,518 1.67 0.55 0.55 15
5.75 N/A 328,375 1.70 0.67 N/A 25
9.46 N/A 499,839 1.71 0.82 N/A 31
13.70 N/A 491,639 1.71 0.67 N/A 28
10.21 N/A 507,089 1.72 0.83 N/A 22
6.36 6.36 2,782,124 0.60 (g) 1.36 (g) 1.34 (g) 11
29.24 29.24 3,103,203 0.62 1.57 1.57 15
6.86 N/A 69,249 0.64 1.73 N/A 25
10.66 N/A 80,768 0.65 1.88 N/A 31
14.91 N/A 64,717 0.64 1.69 N/A 28
11.41 N/A 26,984 0.65 1.91 N/A 22
6.32 6.32 2,585,886 0.66 (g) 1.30 (g) 1.28 (g) 11
29.15 29.15 2,294,045 0.67 1.54 1.54 15
6.82 N/A 1,901,783 0.70 1.67 N/A 25
10.57 N/A 2,072,824 0.71 1.82 N/A 31
14.84 N/A 2,131,227 0.71 1.66 N/A 28
11.34 N/A 1,853,930 0.72 1.81 N/A 22

20
Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information
The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of
1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Dividend Growth Fund, (“Dividend Growth”), (the “Fund”), as diversified fund. The Trust was organized as a Massachusetts business trust on June 27, 1997.
The end of the reporting period for the Fund is January 31, 2022, and the period covered by these Notes to Financial Statements is the six months ended January 31, 2022 (the "current fiscal period").
Fund Reorganization
At a special meeting held on September 30, 2021, shareholders of the Fund approved the reorganization of the Fund (the “Acquiring Fund”) with
Nuveen Large-Cap Core Fund, (the “Target Fund”) (the “Reorganization”). The Reorganization became effective after the close of business on
November 12, 2021.
Upon closing of the Reorganization, the Target Fund transferred its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund. The Acquiring Fund shares were distributed to Target Fund shareholders and the Target Fund was terminated. Each Target Fund shareholder received Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the Reorganization. Details of the Reorganization are further described in Note
9 - Fund Reorganization.
Investment Adviser and Sub-Adviser
The Fund’s investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Fund, oversees the management of the Fund’s portfolios, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. As of December 31, 2021, the Adviser has entered into a sub-advisory agreement with Nuveen Asset Management, LLC (“NAM”), a subsidiary of the Adviser, under which NAM manages the investment portfolios of the
Fund. Prior to December 31, 2021, the Adviser had entered into a sub-advisory agreement with Santa Barbara Asset Management (“Santa Barbara”).
Sub-Adviser and Fund Name Changes
In August 2021, the Fund’s Board of Trustees (the “Board”) approved an amended and restated sub-advisory agreement, effective on December 31,
2021, between the Adviser and NAM, pursuant to which NAM replaced Santa Barbara as the Fund’s sub-adviser. NAM and Santa Barbara are both affiliates of the Adviser and subsidiaries of Nuveen. In connection therewith, the Board also approved that the Fund be renamed Nuveen Dividend
Growth Fund, effective November 30, 2021.
The Fund’s portfolio management teams and investment strategies will not be affected by these changes.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase.
Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund’s normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

21
Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value.
Interest income is recorded on an accrual basis and includes accretion of discount and amortization of premiums for financial reporting purposes.
Multiclass Operations and Allocations
Income and expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Fund are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Fund may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis.
The Fund’s investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund's investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Fund's financial statements and various filings.
Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are
“readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotation are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair

22
Notes to Financial Statements
(Unaudited) (continued)
value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 6,587,107,258 $ – $ – $ 6,587,107,258
Short-Term Investments:
Repurchase Agreements – 114,465,401 – 114,465,401
Total
$ 6,587,107,258 $ 114,465,401 $ – $ 6,701,572,659
* Refer to the Fund's Portfolio of Investments for industry classifications.

23
The following table presents the repurchase agreements for the Fund that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Securities Lending
The Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity.
The Fund’s custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the Fund did not have any securities out on loan.
Investment Transactions
Long-term purchases and sales (excluding securities purchased with collateral from securities lending, where applicable) during the current fiscal period were as follows:
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Fund has earmarked securities in its portfolio with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
The Fund is authorized to invest in certain derivative instruments. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Fund is authorized to invest in derivative instruments, and may do so in the future, it did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Dividend Growth Fixed Income Clearing Corporation $     114,465,401 $     (116,754,786)
Fund Purchases Sales
Dividend Growth $ 705,711,661 $ 1,349,896,825

24
Notes to Financial Statements
(Unaudited) (continued)
instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
6. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Six Months Ended
1/31/22
Year Ended
7/31/21
Dividend Growth Shares Amount Shares Amount
Shares issued in the reorganization
(1)
Class A 1,910,902 $104,704,398 — $—
Class C 1,189,392 65,126,524 — —
Class R3
(2)
— — — —
Class R6 33,880 1,874,813 — —
Class I 4,956,627 271,224,401 — —
Shares sold:
Class A 1,383,120 75,658,898 3,266,542 157,028,203
Class A - automatic conversion of Class C Shares 199 10,613 20,661 1,037,900
Class A - automatic conversion of Class R3 Shares — — 198,562 10,392,748
Class C 289,393 15,732,973 816,810 38,953,736
Class R3
(2)
— — 19,961 955,579
Class R6 1,010,908 55,876,619 61,913,458 2,841,839,998
Class I 2,749,730 149,952,585 7,058,483 336,876,678
Shares issued to shareholders due to reinvestment of distributions:
Class A 309,085 16,850,933 409,696 19,105,787
Class C 95,122 5,182,171 188,278 8,692,087
Class R3
(2)
— — 7,612 354,578
Class R6 1,671,771 91,944,539 2,369,435 112,480,628
Class I 823,132 44,814,715 1,226,084 57,153,797
16,423,261 898,954,182 77,495,582 3,584,871,719
Shares redeemed:
Class A (1,165,272) (63,605,393) (2,624,692) (123,865,043)
Class C (949,914) (51,790,932) (2,842,387) (135,825,160)
Class C - automatic conversion to Class A Shares (199) (10,613) (20,678) (1,037,900)
Class R3
(2)
— — (79,041) (3,700,510)
Class R3 - automatic conversion to Class A Shares — — (196,982) (10,392,748)
Class R6 (10,202,032) (558,340,317) (8,317,493) (417,212,298)
Class I (4,488,707) (244,713,510) (9,215,552) (439,712,810)
(16,806,124) (918,460,765) (23,296,825) (1,131,746,469)
Net increase (decrease) (382,863) $(19,506,583) 54,198,757 $2,453,125,250
(1) Refer to Note 9 - Fund Reorganization for further details.
(2) Class R3 Shares were converted to Class A at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other
Nuveen mutual funds.

25
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
7. Management Fees and Other Transactions with Affiliates
Management Fees
The Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser.
The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-
level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables the Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the
Adviser.
The annual fund-level fee, payable monthly, is calculated according to the following schedule:
The annual complex-level fee, payable monthly, is calculated according to the following schedule:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Dividend Growth $ 4,127,831,817 $ 2,580,427,932 $ (6,687,090) $ 2,573,740,842
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Dividend Growth $ 18,946,176 $ 30,977,930 $ 2,316,250,299 $ — $ — $ — $ 2,366,174,405
Average Daily Net Assets
Nuveen Dividend
Growth
For the first $125 million 0.5000%
For the next $125 million 0.4875
For the next $250 million 0.4750
For the next $500 million 0.4625
For the next $1 billion 0.4500
For the next $3 billion 0.4250
For the next $2.5 billion 0.4000
For the next $2.5 billion 0.3875
For net assets over $10 billion 0.3750
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445

26
Notes to Financial Statements
(Unaudited) (continued)
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of January 31, 2022, the complex-level fee rate for the Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses of the Fund so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.25%, of the average daily net assets of any class of Fund shares. However, because Class R6
Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The expense limitation may be terminated or modified only with the approval of shareholders of the Fund.
Distribution and Service Fees
The Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of
Nuveen, for services provided and expenses incurred in distributing shares of the Fund and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
The Funds receive voluntary compensation from the Adviser in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized as Payment from affiliate on the Statement of Operations, and any income due to the Funds as of the end of the reporting period is recognized as
“Receivable due from affiliate” on the Statement of Assets and Liabilities.
The Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Fund engaged in cross-trades pursuant to these procedures as follows:
The Fund receives voluntary compensation from the Adviser in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Fund is recognized as Payment from affiliate on the Statement of Operations, and any income due to the Fund as of the end of the reporting period is recognized as
“Receivable due from affiliate” on the Statement of Assets and Liabilities.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund Complex-Level Fee
Dividend Growth 0 .1541%
Fund Purchases Sales
Realized
Gain (Loss)
Dividend Growth $ — $ 133,481,255 $ 12,694,337
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Dividend Growth $ 264,728 $ 239,739
Fund
Commission
Advances
Dividend Growth $ 191,745

27
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to the Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
8. Borrowing Arrangements
Committed Line of Credit
The Fund, along with certain other funds managed by the Adviser (‘‘Participating Funds’’), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes (other than on-going leveraging for investment purposes.) Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2022 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of
Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense”
on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the Fund did not utilize this facility.
9. Fund Reorganization
The Reorganization as previously described in Note 1 - General Information was structured to qualify as a tax-free reorganization under the Internal
Revenue Code for federal income tax purposes, and the Target Fund’s shareholders recognized no gain or loss for federal income tax purposes as a result. Prior to the closing of the Reorganization, the Target Fund distributed all of its net investment income and capital gains, if any. Such a distribution may be taxable to the Target Fund’s shareholders for federal income tax purposes.
Investments of the Target Fund
The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Target Fund as of the date of the Reorganization, were as follows:
For financial reporting purposes, assets received and shares issued by the Acquiring Fund was recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Fund
12b-1 Fees
Retained
Dividend Growth $ 190,469
Fund
CDSC
Retained
Dividend Growth $ 12,425
Nuveen Large
Cap Core Fund
Cost of Investments $375,168,880
Fair value of Investments 442,503,012
Net unrealized appreciation (depreciation) of Investments 67,334,132

28
Notes to Financial Statements
(Unaudited) (continued)
Share Transactions
The shares outstanding, net assets and NAV per share immediately prior to and after the Reorganization were as follows:
Pro Forma Results of Operations
The beginning of the current fiscal period of the Target Fund was September 1, 2021. Assuming the Reorganization had been completed on August
1, 2021, the beginning of the Acquiring Fund’s current fiscal period, the pro forma results of operations for the Fund’s current fiscal period are as follows:
Because the combined investment portfolios for the Acquiring Fund have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Statement of
Operations for the Acquiring Fund since the Reorganization was consummated.
Cost and Expenses
In connection with the Reorganization, the Acquiring Fund incurred certain associated costs and expenses. Such amounts were included as a component of “Accrued other expenses” on the Statement of Assets and Liabilities and “Other expenses” on the Statement of Operations.
Target Fund - Prior to Reorganization
Shares
Outstanding Net Assets
NAV
per Share
Nuveen Large Cap Core Fund
Class A 3,127,507 $104,704,398 $33.48
Class C 2,009,041 65,126,524 32.42
Class R6 56,330 1,874,813 33.28
Class I 8,137,050 271,224,401 33.33
Acquiring Fund - Prior to Reorganization
Shares
Outstanding Net Assets
NAV
per Share
Nuveen Dividend Growth
Class A 16,095,763 $881,936,774 $54.79
Class C 5,485,701 300,375,457 54.76
Class R6 53,858,788 2,980,384,496 55.34
Class I 42,857,537 2,345,142,768 54.72
Acquiring Fund - After Reorganization
Shares
Outstanding Net Assets
NAV
per Share
  Nuveen Dividend Growth
Class A 18,006,665 $986,641,172 $54.79
Class C 6,675,093 365,501,981 54.76
Class R6 53,892,668 2,982,259,309 55.34
Class I 47,814,164 2,616,367,169 54.72
Acquiring Fund - Pro Forma Results from Operations
Nuveen
Dividend Growth
Net Investment income (loss) $42,018,396
Net realized and unrealized gains (losses) 359,327,281
Change in net assets resulting from operations 401,345,677

29
Additional Fund Information
(Unaudited)
Fund Manager
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-
9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended July 31, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

30
Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Lipper Equity Income Funds Classification Average:
Represents the average annualized total returns for all reporting funds in the Lipper Equity Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
S&P 500
®
Index:
An index generally considered representative of the U.S. equity market. The index includes
500 leading companies and covers approximately 80% of available market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Equalization:
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents his proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Annual Investment Management
(Unaudited)
31
The Board of Trustees (the “Board,” and each Trustee, a “Board Member”) of the Fund, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)), is responsible for determining whether to approve the Fund’s advisory arrangements, including sub-advisory arrangements. At a meeting held on May 25-27, 2021 (the “May Meeting”) at which it conducted its annual review of the advisory arrangements of the Nuveen funds, the Board approved the renewal of the Fund’s management agreement (the “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) and sub-advisory agreement (the “Santa
Barbara Sub-Advisory Agreement”) with Santa Barbara Asset Management, LLC (“Santa Barbara”), an affiliate of the Adviser. (A discussion of the
Board’s approval at the May Meeting of the renewal of the Investment Management Agreement and Santa Barbara Sub-Advisory Agreement is
included in the Fund’s annual report for the period ended July 31, 2021.) Subsequent to the May Meeting, the Adviser discussed with the Board the proposed transfer of a number of Santa Barbara’s existing mandates to Nuveen Asset Management, LLC (“NAM”), also an affiliate of the Adviser, in connection with certain strategic initiatives to identify opportunities across the Nuveen equities and fixed income platform in seeking to drive greater collaboration and alignment across Nuveen’s investment specialists. In this regard, the Adviser (i) proposed the transfer of the Fund’s Santa Barbara
Sub-Advisory Agreement to NAM, effective December 31, 2021 (the “Transfer”) and (ii) requested that the Board approve an amended and restated
sub-advisory agreement for the Fund, effective as of December 31, 2021, between the Adviser and NAM (the “New Sub-Advisory Agreement”).
Accordingly, at a meeting held on August 2-4, 2021 (the “August Meeting”), the Board approved the Transfer and New Sub-Advisory Agreement.
Although the 1940 Act requires that approvals of the Fund’s advisory arrangements be approved by the in-person vote of a majority of the Board
Members, the August Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and governmental restrictions on gatherings. The August Meeting was held virtually in reliance on certain exemptive relief the Securities and Exchange Commission provided to registered investment companies providing temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in light of these challenges.
In conjunction with their evaluation of the New Sub-Advisory Agreement at the August Meeting, the Board Members had received, in adequate time in advance of the August Meeting and/or at prior meetings, materials that covered, among other things: (a) the nature, extent and quality of services expected to be provided by NAM; (b) the organization of NAM; (c) certain performance-related information (as described below); (d) the proposed sub-advisory fee of NAM and the profitability of Nuveen and its affiliates (including NAM) for their advisory activities; and (e) the soft dollar practices of NAM. At the August Meeting and/or at prior meetings, the Adviser made presentations to and responded to questions from the Board.
In connection with its review of the New Sub-Advisory Agreement, the Board was advised by independent legal counsel. In addition, prior to the August Meeting, the Board Members had received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing advisory agreements. The Board’s decision to approve the New Sub-Advisory Agreement was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided, and each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process. The following summarizes the principal factors and information, but not all the factors, the Board considered in deciding to approve the New Sub-
Advisory Agreement and its conclusions.
A. Nature, Extent and Quality of Services
As noted above, the Board recognized that Nuveen management had embarked on various strategic initiatives identifying opportunities across the Nuveen equities and fixed income platform, seeking to drive greater collaboration and alignment across Nuveen’s investment specialists, and recommended the Transfer as a result of these efforts. The Board considered the nature, extent and quality of the services expected to be provided to the Fund by NAM under the New Sub-Advisory Agreement, including the portfolio management services. The Board acknowledged that while portfolio management services would be provided by NAM rather than Santa Barbara following the Transfer, no changes were expected to be made to, among other things, the nature and level of sub-advisory services provided to the Fund or the day-to-day management of the Fund. In this regard, the Board was aware that it was expected that the Santa Barbara personnel who provided portfolio management services to the Fund prior to the Transfer would continue to do so as personnel of NAM following the Transfer. Notwithstanding the foregoing, the Board Members recognized that personnel changes may occur as a result of, for example, normal business developments or personal career decisions. Further, as NAM already serves as a sub-adviser to other Nuveen funds overseen by the Board Members, the Board has a good understanding of NAM’s organization and operations. As the Board Members meet regularly throughout the year to oversee the Nuveen funds, including Nuveen funds sub-advised by NAM, the Board Members also have relied upon their knowledge from their meetings and other interactions with respect to NAM in evaluating the New
Sub-Advisory Agreement.
Based on their review, the Board Members found that, overall, the nature, extent and quality of services expected to be provided to the Fund under the New Sub-Advisory Agreement were satisfactory and supported approval of the New Sub-Advisory Agreement.
B. Investment Performance
At the May Meeting and at various other meetings, the Board considered the Fund’s performance over various time periods. In connection with approving the New Sub-Advisory Agreement, the Board recognized that there is no performance record for the Fund with NAM as the sub-adviser.
The Board Members, however, were familiar with the performance records of other Nuveen funds sub-advised by NAM. Further, as noted above, the Board was aware that the Santa Barbara personnel providing portfolio management services to the Fund prior to the Transfer were expected to continue to do so as personnel of NAM following the Transfer.
C. Sub-Advisory Fees and Profitability

32
Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
At the May Meeting, the Board Members considered the Fund’s management fees and net expense ratio. In this regard, the Board had considered, among other things, the sub-advisory fee paid to Santa Barbara in light of the sub-advisory services provided to the Fund and any applicable breakpoint schedule, as well as comparative data of the fees Santa Barbara charged to certain other clients. At the August Meeting, the Board considered the proposed sub-advisory fees to be paid to NAM. The Board recognized that NAM’s sub-advisory fee under the New Sub-Advisory
Agreement would be the same as Santa Barbara’s sub-advisory fee under the Santa Barbara Sub-Advisory Agreement. Further, the Board observed that the appointment of NAM would not change the management fees incurred by the Fund as the Adviser pays the sub-adviser out of the management fee it receives from the Fund and the compensation paid to NAM would be the responsibility of the Adviser, not the Fund. In addition, due to their experience with other Nuveen funds, the Board Members were familiar with NAM’s fee rates for portfolio management services provided to other Nuveen funds. Further, the Board Members had previously considered information regarding fee rates charged to certain other types of clients (which may include retail and institutional managed accounts advised by NAM; hedge funds managed by NAM; investment companies offered outside the Nuveen family and sub-advised by NAM; foreign investment companies offered by Nuveen and sub-advised by NAM; and
collective investment trusts sub-advised by NAM). In evaluating the New Sub-Advisory Agreement, based on its review, the Board concluded that
NAM’s sub-advisory fee was reasonable in light of the nature, extent and quality of services expected to be provided to the Fund.
With respect to profitability, at the May Meeting, the Board Members considered the profitability of the various sub-advisers to the Nuveen funds
(including NAM) from their relationships with the Nuveen funds. In this regard, the Board Members had reviewed, among other things, NAM’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities for the calendar year ended December 31, 2020 as well as its pre- and post-tax net revenue margins for 2020 compared to such margins for 2019. The Board Members had also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for NAM for the calendar year ending December 31,
2020 and the pre- and post-tax revenue margins from 2020 and 2019. Based on their review, the Board Members had noted that NAM’s level of profitability was acceptable and not unreasonable in light of the services provided; this conclusion did not change as a result of the New Sub-
Advisory Agreement.
D. Economies of Scale
At the May Meeting, the Board considered whether there had been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale had been appropriately shared with the funds. The Board had recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including, among other things, breakpoints in the management fee schedule. The Board had noted that Nuveen generally has employed these various methods. In this regard, the Board was aware that, subject to certain exceptions, the management fee of the Adviser charged to the
Nuveen funds (including the Fund) is generally comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule. The fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined. Further, with respect to the New Sub-Advisory
Agreement, given that the Fund pays a management fee to the Adviser and that the Adviser in turn would pay NAM, the Board recognized that the sharing of benefits from economies of scale is reflected in fund-level and complex-level breakpoints in the management fees at the Adviser level and the appointment of NAM would not change the management fees paid by the Fund or the sharing of economies of scale reflected in the corresponding advisory fee schedule.
Based on its review, taking into account the New Sub-Advisory Agreement, the Board concluded that the Fund’s fee arrangements would appropriately reflect economies of scale for the benefit of shareholders.
E. Indirect Benefits
At the May Meeting, the Board Members considered any indirect benefits that the various sub-advisers to the Nuveen funds (including NAM and
Santa Barbara) or their respective affiliates may receive as a result of their relationship with the Nuveen funds. Additionally, the Board Members have noted that various sub-advisers (including NAM and Santa Barbara) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. The Board has noted, however, that portfolio managers and research analysts of NAM and another affiliated sub-adviser share research obtained through certain commission sharing arrangements and as a result, NAM reimbursed the respective Nuveen funds for approximately 70%
of the expenses associated with the research-related component of the soft dollar commissions paid by all equity funds managed by NAM (subject to certain exceptions) (the “NAM Sub-Advised Equity Funds”) in 2020. It was anticipated that NAM would reimburse 100% of the research-related components of the NAM Sub-Advised Equity Funds’ soft dollar expenses in 2021. The Board Members have also noted that when transacting in fixed-income securities, the benefits for a sub-adviser that engages in soft dollar transactions may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, taking into account the New Sub-Advisory Agreement, the Board concluded that any indirect benefits to be received by NAM as a result of its relationship with the Fund were reasonable and within acceptable parameters.
F. Approval of the New Sub-Advisory Agreement
The Board Members did not identify any single factor discussed previously as all important or controlling. The Board Members concluded that the terms of the New Sub-Advisory Agreement are fair and reasonable, that NAM’s fees are reasonable in light of the services to be provided to the
Fund and that the New Sub-Advisory Agreement should be and was approved.

Liquidity Risk Management Program
(Unaudited)
33
Discussion of the operation and effectiveness of the Fund’s liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund covered in this Report has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing the Fund’s liquidity risk. The Fund’s Board of Directors (the “Board”) previously designated
Nuveen Fund Advisors, LLC, the Fund’s investment adviser (the “Adviser”), as the administrator of the Program. The Adviser’s Liquidity Monitoring
and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the Adviser’s Liquidity Oversight Sub-Committee
(“LOSC”). LMAT and LOSC are composed of personnel from the Adviser and Teachers Advisors, LLC, an affiliate of the Adviser.
At a May 26, 2021 meeting of the Board, the Adviser provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for the calendar year 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the
Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Fund’s liquidity developments.
In accordance with the Program, LMAT assesses the Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the
Fund’s investment strategy and the liquidity of its portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
The Fund’s portfolio investments are classified into one of four liquidity categories (including the most liquid, “Highly Liquid,” and the least liquid,
“Illiquid,” as discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment.
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, using third-party vendor data.
A fund that does not primarily hold Highly Liquid investments must, among other things, determine a minimum percentage of the fund’s net assets that must be invested in Highly Liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the Fund primarily held
Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a fund from acquiring Illiquid investments if doing so would result in the fund holding more than 15% of its net assets in Illiquid investments, and requires certain reporting to the fund’s board and the Securities and Exchange Commission any time a fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, the Fund did not exceed the 15% limit on Illiquid investments.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-DG-0122P 2057633-INV-B-03/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly
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To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure
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please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

Mutual Funds
Nuveen Equity Funds
January 31, 2022
Semiannual
Report
Fund Name Class A Class C Class R6 Class I
Nuveen Winslow Large-Cap Growth ESG Fund NWCAX NWCCX NWCFX NVLIX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports .
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.

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Complex.
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It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.
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If you receive your Nuveen Fund
distributions and statements from your
financial advisor or brokerage account.
or
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If you receive your Nuveen Fund
distributions and statements directly
from Nuveen.
Must be preceded by or accompanied
by a prospectus.
NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE

Table
of Contents

Chair’s Letter to Shareholders 4
Important Notices 5
Risk Considerations 6
Fund Performance, Expense Ratios and Holding Summaries 7
Expense Examples 10
Shareholder Meeting Report 11
Portfolio of Investments 12
Statement of Assets and Liabilities 15
Statement of Operations 16
Statement of Changes in Net Assets 17
Financial Highlights 18
Notes to Financial Statements 20
Additional Fund Information 28
Glossary of Terms Used in this Report 29
Liquidity Risk Management Program 30

Chair’s Letter
to Shareholders
Dear Shareholders,
In February, the world witnessed Russia invade Ukraine. The scale of the humanitarian crisis and economic shock caused by these events cannot yet be quantified, and our thoughts remain with all those affected.
Given the fluidity of the situation, market uncertainty is currently high. Conditions were already challenging prior to the invasion, with inflation lingering at multi-decade highs, interest rates expected to continue rising, economic growth moderating from the post-pandemic recovery, and weakening performance across equity markets and some bond market segments. The
Russia-Ukraine conflict has accelerated these trends in the short term. The spike in geopolitical risks led to surging prices for oil and other hard and soft commodities, driving both inflation and recession risks higher. The U.S. Federal Reserve (Fed) and other central banks now face an even more difficult task of slowing inflation without stifling economic growth. At their March
2022 meeting, Fed officials announced a quarter percentage point increase to the short-term interest rate, raising it from near zero for the first time since the pandemic was declared two years ago.
In the meantime, while markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chairman of the Board
March 23, 2022

Important Notices

For Shareholders of
Nuveen Winslow Large-Cap Growth ESG Fund
Portfolio Manager Commentaries in Semiannual Reports
Beginning with this semiannual shareholder report, the Fund will include portfolio manager commentary only in its annual shareholder reports. For the Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’
Comments section of the Fund’s July 31, 2021 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.
Additional Market Disruption Risk
In late February 2022, Russia launched a large scale military attack on Ukraine. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the West, including the U.S. In response to the military action by
Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia. Such sanctions included, among other things, a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; a commitment by certain countries and the European Union to remove selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (“SWIFT”), the electronic banking network that connects banks globally; and restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions.
Additional sanctions may be imposed in the future. Such sanctions (and any future sanctions) and other actions against Russia may adversely impact, among other things, the Russian economy and various sectors of the economy, including but not limited to, financials, energy, metals and mining, engineering and defense and defense-related materials sectors; resulting in a decline in the value and liquidity of Russian securities; resulting in boycotts, tariffs, and purchasing and financing restrictions on Russia’s government, companies and certain individuals; weaken the value of the ruble; downgrade the country’s credit rating; freeze Russian securities and/or funds invested in prohibited assets and impair the ability to trade in Russian securities and/or other assets; and
have other adverse consequences on the Russian government, economy, companies and region. Further, several large corporations and U.S. states have announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses.
The ramifications of the hostilities and sanctions, however, may not be limited to Russia and Russian companies but may spill over to and negatively impact other regional and global economic markets (including Europe and the United States), companies in other countries (particularly those that have done business with Russia) and on various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the actions discussed above and the potential for a wider conflict could increase financial market volatility, cause severe negative effects on regional and global economic markets, industries, and companies and have a negative effect on your Fund’s investments and performance beyond any direct exposure to Russian issuers or those of adjoining geographic regions. In addition, Russia may take retaliatory actions and other countermeasures, including cyberattacks and espionage against other countries and companies around the world, which may negatively impact such countries and the companies in which your Fund invests.
The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on Fund performance and the value of an investment in the Fund, particularly with respect to Russian exposure.
Important Notice Regarding Fund Diversification Status
The Fund’s shareholders approved a change to the Fund’s diversification status from diversified to non-diversified at a special meeting held on November 18, 2021. As a result, the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. Concentration of investments in a smaller number of issuers exposes the Fund to the risks associated with such issuers to a greater extent than a diversified fund.

Risk Considerations
Nuveen Winslow Large-Cap Growth ESG Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee that the Fund’s investment objectives will be achieved. Because the Fund’s Environmental Social Governance (ESG) investment strategy may exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that don’t use an ESG investment strategy. Prices of equity securities may decline significantly over short or extended periods of time. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. Non-
U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These and other risk considerations, such as active management and growth stock risks, are described in detail in the Fund’s prospectus.

Fund Performance, Expense Ratios and
Holding Summaries

The Fund Performance, Expense Ratios and Holdings Summaries for the Fund are shown within this section of the report.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results.
Investment returns and principal value will
fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have been less than 10-years performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holding Summaries
The Holdings Summaries data relates to the securities held in the Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

Nuveen Winslow Large-Cap Growth ESG Fund
Fund Performance, Expense Ratios and Holdings Summaries
January 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For Purposes of Fund performance, relative results are measured against the Russell 1000® Growth Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for peri-
ods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses so that total annual Fund oper-
ating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.69% through July 31, 2023
(1.25% after July 31, 2023) of the average daily net assets of any class of Fund shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for Class R6 Shares will be less than the expense limitation. The expense limitation expiring July 31, 2023 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of the shareholders of the Fund.
Total Returns as of
January 31, 2022**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 5/15/09 (4.88)% 15.69% 21.89% 16.64% 1.14% 0.90%
Class A Shares at maximum Offering
Price 5/15/09 (10.35)% 9.04% 20.46% 15.95% — —
Russell 1000® Growth Index — (0.06)% 17.52% 22.28% 18.03% — —
Lipper Large-Cap Growth Funds
Classification Average — (5.21)% 11.22% 19.79% 16.25% — —
Class C Shares 5/15/09 (5.24)% 14.81% 20.97% 15.95% 1.88% 1.65%
Class I Shares 5/15/09 (4.76)% 15.97% 22.20% 16.93% 0.88% 0.65%
Total Returns as of
January 31, 2022**
Cumulative Average Annual Expense Ratios***
Inception
Date 6 month 1-Year 5-Year
Since
Inception Gross Net
Class R6 Shares 3/25/13 (4.68)% 16.16% 22.42% 17.81% 0.74% 0.51%

Holdings Summaries as of January 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 99.0%
Investments Purchased with
Collateral from Securities
Lending 0.1%
Repurchase Agreements 1.2%
Other Assets Less Liabilities (0.3)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Software 25.5%
Semiconductors &
Semiconductor Equipment 10.2%
Interactive Media & Services 7.6%
Internet & Direct Marketing
Retail 7.2%
IT Services 7.1%
Life Sciences Tools & Services 4.6%
Hotels, Restaurants & Leisure 4.3%
Textiles, Apparel & Luxury
Goods 3.8%
Capital Markets 3.8%
Machinery 3.8%
Health Care Equipment &
Supplies 3.1%
Other 18.0%
Investments Purchased with
Collateral from Securities
Lending 0.1%
Repurchase Agreements 1.2%
Other Assets Less Liabilities (0.3)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 11.8%
Amazon.com Inc 7.2%
NVIDIA Corp 4.0%
Alphabet Inc , Class A 3.8%
Alphabet Inc , Class C 3.8%
1 See the Portfolio of Investments for the remaining industries comprising  “Other” and not listed in the Portfolio Composition above.

Expense
Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges
(loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1)
fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended January 31, 2022.
The beginning of the period is August 1, 2021.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Winslow Large-Cap Growth ESG Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 951.20 $ 947.57 $ 953.23 $ 952.39
Expenses Incurred During the Period $ 4.43 $ 8.10 $ 2.36 $ 3.20
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.67 $ 1,016.89 $ 1,022.79 $ 1,021.93
Expenses Incurred During the Period $ 4.58 $ 8.39 $ 2.45 $ 3.31
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.90%, 1.65%, 0.48% and 0.65% for Classes A, C, R6 and I multiplied by the average account value over the period, multiplied by184 /365 (to reflect the one-half year period).

Shareholder Meeting Report

A special meeting of shareholders was held on September 9, 2021 for Nuveen Winslow Large-Cap Growth ESG Fund.  The meeting was held virtually due to public health concerns regarding the ongoing COVID-19 pandemic; at this meeting shareholders were asked to approve a change to the Fund’s classification under the Investment Company Act of 1940, as amended (the “1940 Act”), from “diversified” to “non-diversified” and to eliminate the Fund’s related fundamental investment restriction. The meeting was subsequently adjourned to October 15, 2021 and additionally to November 18, 2021, respectively, in order to seek additional shareholder participation.
To approve a change to the Fund's classification under the Investment Company Act of 1940, as amended (the "1940 Act"), from "diversified" to "non-diversified" and to eliminate the Fund's related fundamental investment restriction.
For 6,680,725
Against 344,390
Abstain 476,379
Total 7,501,494

Nuveen Winslow Large-Cap Growth ESG Fund
Portfolio of Investments January 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.0%
COMMON STOCKS - 99.0%
Auto Components - 1.5%
88,820 Aptiv PLC (2) $ 12,131,036
Capital Markets - 3.8%
29,390 Moody's Corp 10,080,770
93,050 Morgan Stanley 9,541,347
22,377 MSCI Inc 11,996,757
Total Capital Markets 31,618,874
Chemicals - 2.0%
51,912 Linde PLC 16,543,316
Containers & Packaging - 1.8%
158,029 Ball Corp 15,344,616
Diversified Consumer Services - 1.2%
78,480 Bright Horizons Family Solutions Inc (2) 10,077,617
Electrical Equipment - 0.9%
395,670 Fluence Energy Inc (2) 7,399,029
Electronic Equipment, Instruments & Components - 1.9%
108,965 TE Connectivity Ltd 15,583,085
Health Care Equipment & Supplies - 3.1%
25,324 Align Technology Inc (2) 12,534,367
46,335 Intuitive Surgical Inc (2) 13,167,480
Total Health Care Equipment & Supplies 25,701,847
Health Care Providers & Services - 1.4%
25,183 UnitedHealth Group Inc 11,900,730
Health Care Technology - 2.0%
186,100 Doximity Inc (2) 8,480,577
33,520 Veeva Systems Inc (2) 7,928,821
Total Health Care Technology 16,409,398
Hotels, Restaurants & Leisure - 4.3%
10,156 Chipotle Mexican Grill Inc (2) 15,087,550
71,660 Hilton Worldwide Holdings Inc (2) 10,398,583
38,450 McDonald's Corp 9,975,853
Total Hotels, Restaurants & Leisure 35,461,986
Interactive Media & Services - 7.6%
11,657 Alphabet Inc, Class A (2) 31,544,658
11,579 Alphabet Inc, Class C (2) 31,425,059
Total Interactive Media & Services 62,969,717
Internet & Direct Marketing Retail - 7.2%
19,860 Amazon.com Inc (2) 59,410,594
IT Services - 7.1%
68,956 Mastercard Inc 26,643,219
97,195 PayPal Holdings Inc (2) 16,711,709
68,171 Visa Inc 15,418,235
Total IT Services 58,773,163

Shares Description (1) Value
Life Sciences Tools & Services - 4.6%
132,035 Agilent Technologies Inc $ 18,395,116
26,344 Bio-Techne Corp 9,916,145
39,480 IQVIA Holdings Inc (2) 9,668,652
Total Life Sciences Tools & Services 37,979,913
Machinery - 3.8%
31,400 Deere & Co 11,818,960
37,970 Parker-Hannifin Corp 11,771,080
991,400 Proterra Inc (2),(3) 7,841,974
Total Machinery 31,432,014
Personal Products - 1.4%
38,675 Estee Lauder Cos Inc/The 12,058,478
Pharmaceuticals - 1.9%
80,355 Zoetis Inc 16,054,126
Real Estate Management & Development - 0.0%
24,400 Compass Inc (2),(3) 209,352
Semiconductors & Semiconductor Equipment - 10.2%
104,380 Advanced Micro Devices Inc (2) 11,925,415
96,010 Analog Devices Inc 15,742,760
34,683 ASML Holding NV 23,487,328
136,696 NVIDIA Corp 33,471,382
Total Semiconductors & Semiconductor Equipment 84,626,885
Software - 25.5%
44,421 Adobe Inc (2) 23,734,140
40,446 Atlassian Corp PLC (2) 13,118,256
37,384 Intuit Inc 20,756,718
315,142 Microsoft Corp 98,002,859
112,394 salesforce.com Inc (2) 26,146,216
26,300 ServiceNow Inc (2) 15,406,014
56,272 Workday Inc (2) 14,237,379
Total Software 211,401,582
Specialty Retail - 2.0%
71,750 Lowe's Cos Inc 17,029,862
Textiles, Apparel & Luxury Goods - 3.8%
34,040 Lululemon Athletica Inc (2) 11,361,190
137,556 NIKE Inc 20,367,917
Total Textiles, Apparel & Luxury Goods 31,729,107
Total Long-Term Investments (cost $486,715,340) 821,846,327
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -     0.1%
MONEY MARKET FUNDS - 0.1%
535,322 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
0.050%(5) $ 535,322
Total Investments Purchased with Collateral from Securities Lending (cost $535,322) 535,322

Nuveen Winslow Large-Cap Growth ESG Fund
(continued)
Portfolio of Investments
January 31, 2022
(Unaudited)
14
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.2%
REPURCHASE AGREEMENTS - 1.2%
$ 10,115 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 1/31/22, repurchase price
$10,115,164, collateralized by $10,689,800, U.S. Treasury
Bonds, 1.875%, due 2/15/41, value $10,317,509
0.000% 2/01/22 $ 10,115,164
Total Short-Term Investments (cost $10,115,164) 10,115,164
Total Investments (cost $ 497,365,826 ) - 100 .3% 832,496,813
Other Assets Less Liabilities - (0.3)% (2,364,688)
Net Assets - 100% $ 830,132,125
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-Income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $561,626.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned.
The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
See accompanying notes to financial statements

Statement of Assets and Liabilities
January 31, 2022
(Unaudited)
See accompanying notes to financial statements.
15
Winslow
Large-Cap
Growth ESG
Assets
Long-term investments, at value
†‡
$ 821,846,327
Investments purchased with collateral from securities lending, at value (cost approximates value) 535,322
Short-term investments, at value
◊
10,115,164
Receivable for dividends 181,321
Receivable for investments sold 9,581,631
Receivable for shares sold 3,012,686
Other assets 174,869
Total assets 845,447,320
Liabilities
Cash overdraft 1,604
Payable for collateral from securities lending 535,322
Payable for investments purchased - regular settlement 12,773,422
Payable for shares redeemed 732,652
Accrued expenses:
Management fees 231,203
Trustees fees 152,197
12b-1 distribution and service fees 56,820
Other 831,975
Total liabilities 15,315,195
Net assets $ 830,132,125
†
Long-term investments, cost $ 486,715,340
◊
Short-term investments, cost $ 10,115,164
‡ Includes securities loaned of $ 561,626
Winslow Large-
Cap Growth ESG
Class A Shares
Net Assets $ 169,773,007
Shares outstanding 3,244,742
Net asset value ("NAV") per share $ 52.32
Offering price per share (NAV per share
plus maximum sales charge of 5.75% of offering price) $ 55.51
Class C Shares
Net Assets $ 21,934,565
Shares outstanding 518,610
NAV and offering price per share $ 42.29
Class R6 Shares
Net Assets $ 97,248,181
Shares outstanding 1,721,057
NAV and offering price per share $ 56.50
Class I Shares
Net Assets $ 541,176,372
Shares outstanding 9,798,957
NAV and offering price per share $ 55.23
Fund level net assets consist of:
Capital paid-in $ 462,599,028
Total distributable earnings (loss) 367,533,097
Fund level net assets $ 830,132,125
Authorized shares - per class Unlimited
Par value per share $ 0.01

Statement of Operations
January 31, 2022
(Unaudited)
See accompanying notes to financial statements.
16
Winslow Large-
Cap Growth ESG
Investment Income
Dividends $ 1,929,109
Securities lending income, net 1,075
Foreign tax withheld on dividend income (7,601)
Total Investment Income 1,922,583
Expenses
Management fees 2,908,426
12b-1 service fees - Class A Shares 233,178
12b-1 distribution and service fees - Class C Shares 123,909
Shareholder servicing agent fees 746,751
Interest expense 1,930
Custodian fees 37,362
Trustees fees 7,119
Professional fees 62,355
Shareholder reporting expenses 315,877
Federal and state registration fees 50,625
Other 103,266
Total expenses before fee waiver/expense reimbursement 4,590,798
Fee waiver/expense reimbursement (1,365,552)
Net expenses 3,225,246
Net investment income (loss) (1,302,663)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments 67,298,555
Change in net unrealized appreciation (depreciation) of investments (107,712,878)
Net realized and unrealized gain (loss) (40,414,323)
Net increase (decrease) in net assets from operations $ (41,716,986)

Statement of Changes in Net Assets
See accompanying notes to financial statements.

Winslow Large-Cap Growth ESG
Unaudited
Six Months Ended
1/31/22
Year Ended
7/31/21
Operations
Net investment income (loss) $ (1,302,663) $ (1,886,753)
Net realized gain (loss) from investments 67,298,555 97,700,914
Net realized gain (loss) from in-kind redemptions – 220,559,162
Change in net unrealized appreciation (depreciation) of investments (107,712,878) (52,086,626)
Net increase (decrease) in net assets from operations (41,716,986) 264,286,697
Distributions to Shareholders
Dividends
Class A Shares (17,762,454) (2,441,281)
Class C Shares (2,790,895) (625,700)
Class R3 Shares
(1)
– (56,634)
Class R6 Shares (10,346,530) (4,083,944)
Class I Shares (52,150,681) (42,333,883)
Decrease in net assets from distributions to shareholders (83,050,560) (49,541,442)
Fund Share Transactions
Fund reorganization – 198,087,663
Proceeds from sale of shares 111,637,795 184,810,396
Proceeds from shares issued to shareholders due to reinvestment of distributions 79,970,899 48,739,250
191,608,694 431,637,309
Cost of shares redeemed (120,049,950) (631,808,214)
Net increase (decrease) in net assets from Fund share transactions 71,558,744 (200,170,905)
Net increase (decrease) in net assets (53,208,802) 14,574,350
Net assets at the beginning of period 883,340,927 868,766,577
Net assets at the end of period $ 830,132,125 $ 883,340,927
(1) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Financial Highlights

Winslow Large-Cap Growth ESG
The Fund's fiscal year end is July 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022(e) $ 60.52 ( $ 0.15) $ (2.16) $ (2.31) $ — $ (5.89) $ (5.89) $ 52.32
2021 46.78 (0.25) 16.90 16.65 — (2.91) (2.91) 60.52
2020 39.94 (0.11) 10.46 10.35 — (3.51) (3.51) 46.78
2019 43.15 (0.08) 3.11 3.03 — (6.24) (6.24) 39.94
2018 40.73 (0.10) 9.57 9.47 — (7.05) (7.05) 43.15
2017 40.08 (0.04) 6.49 6.45 — (5.80) (5.80) 40.73
Class
C
2022(e) 50.17 (0.31) (1.68) (1.99) — (5.89) (5.89) 42.29
2021 39.51 (0.54) 14.11 13.57 — (2.91) (2.91) 50.17
2020 34.50 (0.35) 8.87 8.52 — (3.51) (3.51) 39.51
2019 38.48 (0.32) 2.58 2.26 — (6.24) (6.24) 34.50
2018 37.27 (0.37) 8.63 8.26 — (7.05) (7.05) 38.48
2017 37.42 (0.31) 5.96 5.65 — (5.80) (5.80) 37.27
Class
R6
2022(e) 64.78 (0.02) (2.37) (2.39) — (5.89) (5.89) 56.50
2021 49.70 (0.02) 18.01 17.99 — (2.91) (2.91) 64.78
2020 42.14 0.09 11.09 11.18 (0.11) (3.51) (3.62) 49.70
2019 45.00 0.09 3.31 3.40 (0.02) (6.24) (6.26) 42.14
2018 42.12 0.08 9.94 10.02 (0.09) (7.05) (7.14) 45.00
2017 41.11 0.11 6.73 6.84 (0.03) (5.80) (5.83) 42.12
Class
I
2022(e) 63.50 (0.07) (2.31) (2.38) — (5.89) (5.89) 55.23
2021 48.84 (0.09) 17.66 17.57 — (2.91) (2.91) 63.50
2020 41.48 — 10.90 10.90 (0.03) (3.51) (3.54) 48.84
2019 44.47 0.02 3.25 3.27 (0.02) (6.24) (6.26) 41.48
2018 41.76 —(h) 9.85 9.85 (0.09) (7.05) (7.14) 44.47
2017 40.88 0.05 6.66 6.71 (0.03) (5.80) (5.83) 41.76
(a)
Per share Net Investment Income (Loss) is calculated using the average shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended January 31, 2022.
(f)
Annualized.
(g)
Rounds to less than 0.01%.
(h)
Rounds to less than $0.01 per share.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
Net
Investment
Income (NII)
(Loss)(c)
Portfolio
Turnover
Rate(d)
(4.88) % $ 169,773 1.20% (f) 0.90% (f) (0.48) % (f) 35%
36.98 180,291 1.14 0.91 (0.47) 67
27.68 35,663 1.20 0.98 (0.27) 59
10.59 20,564 1.16 0.98 (0.19) 70
25.97 17,709 1.18 0.98 (0.24) 56
19.08 17,526 1.16 0.98 (0.12) 65
(5.24) 21,935 1.95 (f) 1.65 (f) (1.23) (f) 35
35.92 24,604 1.89 1.66 (1.21) 67
26.72 7,154 1.95 1.73 (1.03) 59
9.78 3,256 1.90 1.73 (0.96) 70
25.01 1,460 1.93 1.73 (0.99) 56
18.21 1,557 1.91 1.73 (0.87) 65
(4.68) 97,248 0.78 (f) 0.48 (f) (0.06) (f) 35
37.52 109,867 0.76 0.54 (0.03) 67
28.27 92,220 0.74 0.52 0.22 59
11.07 97,922 0.74 0.57 0.21 70
26.50 81,125 0.75 0.55 0.18 56
19.59 63,065 0.74 0.57 0.29 65
(4.76) 541,176 0.95 (f) 0.65 (f) (0.23) (f) 35
37.30 568,579 0.90 0.69 (0.17) 67
28.02 733,217 0.95 0.73 —(g) 59
10.88 613,680 0.91 0.73 0.06 70
26.27 606,814 0.93 0.73 —(g) 56
19.39 584,995 0.91 0.73 0.13 65

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information
The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of
1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Winslow Large-Cap Growth ESG Fund (“Winslow Large-Cap Growth ESG”)
(the “Fund”) as a non-diversified fund, among others. The Trust was organized as a Massachusetts business trust on June 27, 1997.
The Fund’s shareholders approved a change to the Fund’s diversification status from diversified to non-diversified at a special meeting held on
November 18, 2021. As a result, the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund.
Concentration of investments in a smaller number of issuers exposes the Fund to the risks associated with such issuers to a greater extent than a diversified fund.
The end of the reporting period for the Fund is January 31, 2022, and the period covered by these Notes to Financial Statements is the six months ended January 31, 2022 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-advisory agreement with Winslow Capital
Management, LLC, (the “Sub-Adviser”), an affiliate of Nuveen, under which the Sub-Adviser manages the investment portfolio of the Fund.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase.
Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund’s normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Fund’s Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value.
Interest income is recorded on an accrual basis. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations
Income and expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Fund are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Fund may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis.
The Fund’s investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund's investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Fund's financial statements and various filings.
Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are
“readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotation are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based

Notes to Financial Statements
(Unaudited) (continued)
on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Fund that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Winslow Large-Cap Growth ESG
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 821,846,327 $ – $ – $ 821,846,327
Investments Purchased with Collateral from Securities Lending 535,322 – – 535,322
Short-Term Investments:
Repurchase Agreements – 10,115,164 – 10,115,164
Total
$ 822,381,649 $ 10,115,164 $ – $ 832,496,813
* Refer to the Fund's Portfolio of Investments for industry classifications.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Winslow Large-Cap Growth ESG Fixed Income Clearing Corporation $     10,115,164 $     (10,317,509)

Securities Lending
The Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Fund's custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When the Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by the Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Investment Transactions
Long-term purchases and sales (excluding securities purchased with collateral from securities lending, where applicable) during the current fiscal period were as follows:
Investments in Derivatives
The Fund is authorized to invest in certain derivative instruments. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Fund is authorized to invest in derivative instruments, and may do so in the future, it did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
Winslow Large-Cap Growth ESG Common Stock $561,626 $535,322
Fund Purchases Sales
Winslow Large-Cap Growth ESG $ 314,240,553 $ 329,583,397

Notes to Financial Statements
(Unaudited) (continued)
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
6. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:
Six Months Ended
1/31/22
Year Ended
7/31/21
Winslow Large-Cap Growth ESG Shares Amount Shares Amount
Shares issued in the reorganization
Class A — $— 2,346,665 $115,690,573
Class C — — 525,829 21,595,807
Class R3
(1)
— — — —
Class R6 — — 10,098 531,444
Class I — — 1,167,115 60,269,839
Shares sold:
Class A 336,689 20,141,140 482,762 24,823,977
Class A - automatic conversion of Class C Shares 51 2,966 3,040 160,914
Class A - automatic conversion of Class R3 Shares — — 13,373 723,327
Class C 49,151 2,446,338 78,582 3,386,724
Class R3
(1)
— — 8,255 398,748
Class R6 268,063 17,498,680 573,262 32,637,426
Class I 1,135,006 71,548,671 2,281,560 122,679,280
Shares issued to shareholders due to reinvestment of distributions:
Class A 292,400 17,169,728 36,914 1,823,166
Class C 56,478 2,683,835 15,205 625,700
Class R3
(1)
— — 1,214 56,634
Class R6 146,821 9,304,078 77,450 4,083,944
Class I 819,966 50,813,258 814,804 42,149,806
3,104,625 191,608,694 8,436,128 431,637,309
Shares redeemed:
Class A (363,264) (20,996,768) (666,216) (35,858,945)
Class C (77,415) (3,811,760) (306,594) (13,189,712)
Class C - automatic conversion to Class A Shares (62) (2,966) (3,659) (160,914)
Class R3
(1)
— — (6,844) (349,050)
Class R3 - automatic conversion to Class A Shares — — (14,180) (723,327)
Class R6 (389,772) (24,857,041) (820,228) (44,819,786)
Class I (1,110,264) (70,381,415) (10,323,128) (536,706,480)
(1,940,777) (120,049,950) (12,140,849) (631,808,214)
Net increase (decrease) 1,163,848 $71,558,744 (3,704,721) $(200,170,905)
(1) Class R3 Shares were converted to Class A at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other
Nuveen mutual funds.
Fund Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Winslow Large-Cap Growth ESG $ 498,387,736 $ 351,136,011 $ (17,026,934) $ 334,109,077

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
7. Management Fees and Other Transactions with Affiliates
Management Fees
The Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser.
The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-
level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables the Fund’s shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, is calculated according to the following schedule:
The annual complex-level fee, payable monthly, is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of January 31, 2022, the complex-level fee rate for the Fund was as follows:
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Winslow Large-Cap Growth
ESG $ 8,597,841 $ 41,880,847 $ 441,821,954 $ — $ — $ — $ 492,300,642
Average Daily Net Assets
Winslow Large-
Cap Growth ESG
For the first $125 million 0.5000%
For the next $125 million 0.4875
For the next $250 million 0.4750
For the next $500 million 0.4625
For the next $1 billion 0.4500
For the next $3 billion 0.4250
For the next $2.5 billion 0.4000
For the next $2.5 billion 0.3875
For net assets over $10 billion 0.3750
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445

Notes to Financial Statements
(Unaudited) (continued)
The Adviser has contractually agreed to waive fees and/or reimburse expenses so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.69% through July 31, 2023 (1.25% after July 31, 2023), of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual Fund operating expense for the Class R6 Shares will be less than the expense limitation. The expense limitations expiring July 31, 2023 may be terminated or modified prior to that date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Distribution and Service Fees
The Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of
Nuveen, for services provided and expenses incurred in distributing shares of the Fund and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to the Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
8. Borrowing Arrangements
Committed Line of Credit
The Fund, along with certain other funds managed by the Adviser (‘‘Participating Funds’’), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes (other than on-going leveraging for investment purposes.) Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and
Fund Complex-Level Fee
Winslow Large-Cap Growth ESG 0.1651%
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Winslow Large-Cap Growth ESG $ 107,551 $ 95,428
Fund
Commission
Advances
Winslow Large-Cap Growth ESG $ 26,227
Fund
12b-1 Fees
Retained
Winslow Large-Cap Growth ESG $ 13,582
Fund
CDSC
Retained
Winslow Large-Cap Growth ESG $ 1,990

the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2022 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of
Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense”
on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the Fund did not utilize this facility.

Additional Fund Information
(Unaudited)
Fund Manager
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Winslow Capital Management,
LLC
80 South Eighth Street
Minneapolis, MN 55402
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-
9140
(800) 257-8787
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended July 31, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Lipper Large-Cap Growth Funds Classification Average:
Represents the average annualized returns for all reporting funds in the Lipper Large-Cap Growth Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Russell 1000® Growth Index:
An index designed to measure the performance of the large-cap growth segment of the U.S.
equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Equalization:
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents his proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Fund’s liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund covered in this Report has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing the Fund’s liquidity risk. The Fund’s Board of Directors (the “Board”) previously designated
Nuveen Fund Advisors, LLC, the Fund’s investment adviser (the “Adviser”), as the administrator of the Program. The Adviser’s Liquidity Monitoring
and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the Adviser’s Liquidity Oversight Sub-Committee
(“LOSC”). LMAT and LOSC are composed of personnel from the Adviser and Teachers Advisors, LLC, an affiliate of the Adviser.
At a May 26, 2021 meeting of the Board, the Adviser provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for the calendar year 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the
Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Fund’s liquidity developments.
In accordance with the Program, LMAT assesses the Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the
Fund’s investment strategy and the liquidity of its portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
The Fund’s portfolio investments are classified into one of four liquidity categories (including the most liquid, “Highly Liquid,” and the least liquid,
“Illiquid,” as discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment.
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, using third-party vendor data.
A fund that does not primarily hold Highly Liquid investments must, among other things, determine a minimum percentage of the fund’s net assets that must be invested in Highly Liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the Fund primarily held
Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a fund from acquiring Illiquid investments if doing so would result in the fund holding more than 15% of its net assets in Illiquid investments, and requires certain reporting to the fund’s board and the Securities and Exchange Commission any time a fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, the Fund did not exceed the 15% limit on Illiquid investments.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-WINSL-0122P 2057647-INV-B-03/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

Mutual Funds
Nuveen Equity Funds
January 31, 2022
Semiannual
Report
Fund Name Class A Class C Class R6 Class I
Nuveen Emerging Markets Equity Fund NEKAX NEKCX NEKFX NEKIX
Nuveen Global Dividend Growth Fund NUGAX NUGCX — NUGIX
(formerly Nuveen Santa Barbara Global Dividend Growth Fund)
Nuveen International Dividend Growth Fund NUIAX NUICX — NUIIX
(formerly Nuveen Santa Barbara International Dividend Growth Fund)
Nuveen International Growth Fund NBQAX NBQCX NBQFX NBQIX
Nuveen International Small Cap Fund NWAIX NWSCX NWIFX NWPIX
(formerly Nuveen Winslow International Small Cap Fund)
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.

Life is
Complex.
Nuveen makes things e-simple.
It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.
Free e-Reports
right to your email!
www.investordelivery.com
If you receive your Nuveen Fund
distributions and statements from your
financial advisor or brokerage account.
or
www.nuveen.com/client-access
If you receive your Nuveen Fund
distributions and statements directly
from Nuveen.
Must be preceded by or accompanied
by a prospectus.
NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE

Table
of Contents
3
Chair’s Letter to Shareholders 4
Important Notices 5
Risk Considerations 7
Fund Performance, Expense Ratios and Holdings Summaries 8
Expense Examples 19
Portfolios of Investments 21
Statement of Assets and Liabilities 37
Statement of Operations 39
Statement of Changes in Net Assets 40
Financial Highlights 44
Notes to Financial Statements 54
Additional Fund Information 68
Glossary of Terms Used in this Report 69
Liquidity Risk Management Program 70
Annual Investment Management Agreement Approval Process 71

4
Chair’s Letter
to Shareholders
Dear Shareholders,
In February, the world witnessed Russia invade Ukraine. The scale of the humanitarian crisis and economic shock caused by these events cannot yet be quantified, and our thoughts remain with all those affected.
Given the fluidity of the situation, market uncertainty is currently high. Conditions were already challenging prior to the invasion, with inflation lingering at multi-decade highs, interest rates expected to continue rising, economic growth moderating from the post-pandemic recovery, and weakening performance across equity markets and some bond market segments. The
Russia-Ukraine conflict has accelerated these trends in the short term. The spike in geopolitical risks led to surging prices for oil and other hard and soft commodities, driving both inflation and recession risks higher. The U.S. Federal Reserve (Fed) and other central banks now face an even more difficult task of slowing inflation without stifling economic growth. At their March
2022 meeting, Fed officials announced a quarter percentage point increase to the short-term interest rate, raising it from near zero for the first time since the pandemic was declared two years ago.
In the meantime, while markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chairman of the Board
March 23, 2022

Important Notices
5
For Shareholders of
Nuveen Emerging Markets Equity Fund
Nuveen Global Dividend Growth Fund
Nuveen International Dividend Growth Fund
Nuveen International Growth Fund
Nuveen International Small Cap Fund
Portfolio Manager Commentaries in Semiannual Reports
Beginning with this semiannual shareholder report, the Funds will include portfolio manager commentaries only in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’
Comments section of each Fund’s July 31, 2021 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.
Additional Market Disruption Risk
In late February 2022, Russia launched a large scale military attack on Ukraine. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the West, including the U.S. In response to the military action by
Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia. Such sanctions included, among other things, a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; a commitment by certain countries and the European Union to remove selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (“SWIFT”), the electronic banking network that connects banks globally; and restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions.
Additional sanctions may be imposed in the future. Such sanctions (and any future sanctions) and other actions against Russia may adversely impact, among other things, the Russian economy and various sectors of the economy, including but not limited to, financials, energy, metals and mining, engineering and defense and defense-related materials sectors; resulting in a decline in the value and liquidity of Russian securities; resulting in boycotts, tariffs, and purchasing and financing restrictions on Russia’s government, companies and certain individuals; weaken the value of the ruble; downgrade the country’s credit rating; freeze Russian securities and/or funds invested in prohibited assets and impair the ability to trade in Russian securities and/or other assets; and
have other adverse consequences on the Russian government, economy, companies and region. Further, several large corporations and U.S. states have announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses.
The ramifications of the hostilities and sanctions, however, may not be limited to Russia and Russian companies but may spill over to and negatively impact other regional and global economic markets (including Europe and the United States), companies in other countries (particularly those that have done business with Russia) and on various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the actions discussed above and the potential for a wider conflict could increase financial market volatility, cause severe negative effects on regional and global economic markets, industries, and companies and have a negative effect on your Fund’s investments and performance beyond any direct exposure to Russian issuers or those of adjoining geographic regions. In addition, Russia may take retaliatory actions and other countermeasures, including cyberattacks and espionage against other countries and companies around the world, which may negatively impact such countries and the companies in which your Fund invests.
The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on Fund performance and the value of an investment in the Fund, particularly with respect to Russian exposure.

Important Notices
(continued)
6
Sub-Adviser and Fund Name Changes
Nuveen Global Dividend Growth Fund and Nuveen International Dividend Growth Fund
In August 2021, the Funds’ Board of Trustees approved amended and restated sub-advisory agreements, effective on December 31,
2021, between Nuveen Fund Advisors, LLC (“NFAL”), the Funds’ investment adviser, and Nuveen Asset Management, LLC (“NAM”), pursuant to which NAM replaced Santa Barbara Asset Management, LLC (“SBAM”) as each Fund’s sub-adviser. NAM and SBAM are both affiliates of NFAL and subsidiaries of Nuveen, LLC. In connection therewith, the Funds’ Board of Trustees also approved the following name changes, effective November 30, 2021:
• Nuveen Santa Barbara Global Dividend Growth Fund to Nuveen Global Dividend Growth Fund
• Nuveen Santa Barbara International Dividend Growth Fund to Nuveen International Dividend Growth Fund
The Funds’ portfolio management teams and investment strategies were not affected by these changes.
Nuveen International Small Cap Fund
On September 20, 2021, the Fund’s Board of Trustees approved an amended and restated sub-advisory agreement, effective on
December 1, 2021, between NFAL and NAM, pursuant to which NAM replaced Winslow Capital Management, LLC (“Winslow”) as the Fund’s sub-adviser. NAM and Winslow are both affiliates of NFAL and subsidiaries of Nuveen, LLC. In connection therewith, the
Fund’s Board of Trustees also approved that the Fund be renamed Nuveen International Small Cap Fund, effective December 1,
2021.
The Fund’s portfolio management team and investment strategies were not affected by these changes.

Risk Considerations
7
Nuveen Emerging Markets Equity Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.
These risks are magnified in emerging markets. Investments in small and mid-cap companies are subject to greater volatility than those of larger companies. These and other risk considerations, such as derivatives and growth stock risks, are described in detail in the Fund’s prospectus.
Nuveen Global Dividend Growth Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Dividends are not guaranteed. Prices of equity securities may decline significantly over short or extended periods of time.
Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency, growth stock, preferred security, and smaller company risks, are described in detail in the Fund’s prospectus.
Nuveen International Dividend Growth Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Dividends are not guaranteed. Prices of equity securities may decline significantly over short or extended periods of time.
Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency, growth stock, preferred security, and smaller company risks, are described in detail in the Fund’s prospectus.
Nuveen International Growth Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.
These risks are magnified in emerging markets. These and other risk considerations, such as currency, growth stock, and smaller company risks, are described in detail in the Fund’s prospectus.
Nuveen International Small Cap Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as derivatives and growth stock risks, are described in detail in the
Fund’s prospectus.

8
Fund Performance, Expense Ratios and
Holdings Summaries
The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results.
Investment returns and principal value will
fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

Nuveen Emerging Markets Equity Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
January 31, 2022
9
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI Emerging Markets Index (Net).
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for peri-
ods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2023 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
Total Returns as of
January 31, 2022**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year
Since
Inception Gross Net
Class A Shares at NAV 11/27/18 (12.99)% (20.86)% 7.90% 2.48% 1.21%
Class A Shares at maximum Offering Price 11/27/18 (18.00)% (25.41)% 5.91% — —
MSCI Emerging Markets Index (Net) — (4.59)% (7.23)% 9.22% — —
Lipper Emerging Markets Funds Classification
Average — (5.47)% (5.04)% 10.78% — —
Class C Shares 11/27/18 (13.35)% (21.46)% 7.14% 3.23% 1.96%
Class R6 Shares 11/27/18 (12.76)% (20.52)% 8.28% 2.11% 0.84%
Class I Shares 11/27/18 (12.90)% (20.68)% 8.16% 2.23% 0.96%

10
Fund Performance, Expense Ratios and Holding Summaries
January 31,
2022 (continued)
Holdings Summaries as of January 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 94.8%
Repurchase Agreements 7.1%
Other Assets Less Liabilities (1.9)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Taiwan Semiconductor
Manufacturing Co Ltd 10.6%
Alibaba Group Holding Ltd 6.8%
Baidu Inc 5.5%
Samsung Electronics Co Ltd 5.2%
Tencent Holdings Ltd 5.2%
Portfolio Composition
1
(% of net assets)
Internet & Direct Marketing
Retail 16.6%
Semiconductors &
Semiconductor Equipment 14.5%
Interactive Media & Services 12.3%
Banks 9.3%
Hotels, Restaurants & Leisure 6.5%
Oil, Gas & Consumable Fuels 6.4%
Technology Hardware, Storage
& Peripherals 5.2%
Insurance 3.8%
Media 2.9%
Food & Staples Retailing 2.7%
Other 14.7%
Repurchase Agreements 7.0%
Other Assets Less Liabilities (1.9)%
Net Assets 100%
Country Allocation
2
(% of net assets)
China 30.5%
Taiwan 15.5%
Brazil 11.1%
India 8.5%
South Korea 7.6%
United States 7.4%
Mexico 5.9%
Indonesia 3.3%
Macau 3.3%
Russia 2.9%
Other 5.9%
Other Assets Less Liabilities (1.9)%
Net Assets 100%
1 See the Portfolio of Investments for the remaining industries comprising  “Other” and not listed in the Portfolio Composition above.
2 Includes 92.9% (as a percentage of net assets) in emerging market countries.

Nuveen Global Dividend Growth Fund
Fund Performance, Expense Ratios and Holdings Summaries
January 31, 2022
11
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI World Index (Net).
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods.  Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2023 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
Total Returns as of
January 31, 2022**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year
Since
Inception Gross Net
Class A Shares at NAV 6/11/12 4.56% 18.94% 10.43% 9.88% 2.02% 1.15%
Class A Shares at maximum Offering
Price 6/11/12 (1.45)% 12.10% 9.13% 9.21% — —
MSCI World Index (Net) — 0.26% 16.53% 13.25% 12.40% — —
Lipper Global Equity Income Funds
Classification Average — 3.17% 16.13% 8.86% 9.02% — —
Class C Shares 6/11/12 4.15% 18.04% 9.60% 9.20% 2.77% 1.90%
Class I Shares 6/11/12 4.69% 19.24% 10.70% 10.15% 1.77% 0.90%

12
Fund Performance, Expense Ratios and Holding Summaries
January 31,
2022 (continued)
Holdings Summaries as of January 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 97.9%
Repurchase Agreements 2.1%
Other Assets Less Liabilities 0.0%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 5.0%
Apple Inc 3.7%
Lowe's Cos Inc 2.8%
JPMorgan Chase & Co 2.8%
Macquarie Group Ltd 2.6%
Portfolio Composition
1
(% of net assets)
Software 7.0%
Oil, Gas & Consumable Fuels 5.8%
Banks 4.9%
IT Services 4.7%
Semiconductors &
Semiconductor Equipment 4.5%
Health Care Equipment &
Supplies 4.5%
Capital Markets 4.0%
Technology Hardware, Storage
& Peripherals 3.7%
Containers & Packaging 3.6%
Pharmaceuticals 3.2%
Textiles, Apparel & Luxury
Goods 3.0%
Electric Utilities 3.0%
Communications Equipment 2.9%
Specialty Retail 2.8%
Biotechnology 2.4%
Media 2.4%
Wireless Telecommunication
Services 2.3%
Health Care Providers & Services 2.3%
Road & Rail 2.1%
Consumer Finance 2.1%
Tobacco 2.1%
Food Products 2.0%
Beverages 2.0%
Industrial Conglomerates 2.0%
Other 18.6%
Repurchase Agreements 2.1%
Other Assets Less Liabilities 0.0%
Net Assets 100%
Country Allocation
(% of net assets)
United States 66.6%
Japan 7.0%
United Kingdom 6.2%
Canada 4.8%
France 4.8%
Germany 3.6%
Australia 2.6%
Hong Kong 2.4%
Switzerland 2.0%
Other Assets Less Liabilities 0.0%
Net Assets 100%
1 See the Portfolio of Investments for the remaining industries comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen International Dividend Growth Fund
Fund Performance, Expense Ratios and Holdings Summaries
January 31, 2022
13
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI EAFE Index (Net).
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for peri-
ods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2023 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
Total Returns as of
January 31, 2022**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year
Since
Inception Gross Net
Class A Shares at NAV 6/11/12 2.85% 15.94% 6.76% 6.87% 4.85% 1.14%
Class A Shares at maximum Offering
Price 6/11/12 (3.06)% 9.28% 5.50% 6.22% — —
MSCI EAFE Index (Net) — (3.43)% 7.03% 7.85% 8.01% — —
Lipper International Equity Income
Funds Classification Average — 0.18% 11.26% 6.77% 6.44% — —
Class C Shares 6/11/12 2.48% 15.08% 5.96% 6.21% 5.60% 1.89%
Class I Shares 6/11/12 2.98% 16.22% 7.03% 7.13% 4.60% 0.89%

14
Fund Performance, Expense Ratios and Holding Summaries
January 31,
2022 (continued)
Holdings Summaries as of January 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 98.3%
Other Assets Less Liabilities 1.7%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Linde PLC 4.8%
Macquarie Group Ltd 4.5%
Novo Nordisk A/S 4.3%
Koninklijke DSM NV 4.3%
ITOCHU Corp 4.2%
Portfolio Composition
1
(% of net assets)
Pharmaceuticals 14.8%
Chemicals 9.0%
Banks 6.8%
Textiles, Apparel & Luxury
Goods 6.6%
Oil, Gas & Consumable Fuels 6.3%
Wireless Telecommunication
Services 5.9%
Capital Markets 4.5%
Trading Companies &
Distributors 4.2%
Diversified Financial Services 3.8%
Containers & Packaging 3.5%
Aerospace & Defense 3.4%
Electric Utilities 3.2%
Software 3.2%
Gas Utilities 2.8%
Food Products 2.7%
Other 17.6%
Other Assets Less Liabilities 1.7%
Net Assets 100%
Country Allocation
2
(% of net assets)
United Kingdom 22.9%
Japan 16.5%
France 10.6%
Canada 9.3%
Germany 6.0%
Hong Kong 5.0%
Australia 4.5%
Denmark 4.3%
Netherlands 4.3%
United States 3.5%
Other 11.4%
Other Assets Less Liabilities 1.7%
Net Assets 100%
1 See the Portfolio of Investments for the remaining industries comprising  “Other” and not listed in the Portfolio Composition above.
2 Includes 5.8% (as a percentage of net assets) in emerging market countries.

Nuveen International Growth Fund
Fund Performance, Expense Ratios and Holdings Summaries
January 31, 2022
15
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI ACWI ex USA Index (Net). Prior to December 1,
2021, the Fund’s performance was measured against the MSCI EAFE® Index (Net).
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for peri-
ods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Total Returns as of
January 31, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 4/24/09 (12.33)% (9.05)% 8.05% 7.81% 1.05%
Class A Shares at maximum Offering Price 4/24/09 (17.37)% (14.28)% 6.78% 7.18% —
MSCI EAFE® Index (Net) — (3.43)% 7.03% 7.85% 6.94% —
MSCI ACWI ex USA Index (Net) — (3.27)% 3.63% 8.04% 6.18% —
Lipper International Multi-Cap Growth Funds
Classification Average — (7.90)% (0.14)% 9.84% 7.70% —
Class C Shares 4/24/09 (12.66)% (9.70)% 7.24% 7.17% 1.80%
Class I Shares 4/24/09 (12.22)% (8.80)% 8.32% 8.08% 0.80%
Total Returns as of
January 31, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6 month 1-Year 5-Year
Since
Inception
Class R6 Shares 6/30/16 (12.18)% (8.73)% 8.22% 7.61% 0.71%

16
Fund Performance, Expense Ratios and Holding Summaries
January 31,
2022 (continued)
Holdings Summaries as of January 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 96.7%
Repurchase Agreements 2.5%
Other Assets Less Liabilities 0.8%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
LVMH Moet Hennessy Louis
Vuitton SE 2.4%
AstraZeneca PLC 2.3%
AIA Group Ltd 2.3%
Sony Group Corp 2.3%
Taiwan Semiconductor
Manufacturing Co Ltd 2.3%
Portfolio Composition
1
(% of net assets)
Semiconductors &
Semiconductor Equipment 7.5%
Oil, Gas & Consumable Fuels 6.0%
Health Care Equipment &
Supplies 5.5%
Banks 5.5%
Aerospace & Defense 5.1%
Professional Services 4.7%
Pharmaceuticals 4.4%
Textiles, Apparel & Luxury
Goods 4.3%
Food Products 4.2%
Capital Markets 4.1%
Software 3.6%
Insurance 3.3%
Internet & Direct Marketing
Retail 3.1%
Chemicals 3.0%
Life Sciences Tools & Services 2.8%
Hotels, Restaurants & Leisure 2.4%
Household Durables 2.3%
IT Services 2.2%
Beverages 1.9%
Road & Rail 1.9%
Construction & Engineering 1.9%
Personal Products 1.8%
Machinery 1.8%
Interactive Media & Services 1.6%
Other 11.8%
Repurchase Agreements 2.5%
Other Assets Less Liabilities 0.8%
Net Assets 100%
Country Allocation
2
(% of net assets)
United Kingdom 14.4%
France 14.4%
Canada 9.4%
Japan 8.1%
United States 5.8%
Ireland 5.5%
Germany 5.2%
Switzerland 4.5%
India 4.4%
Taiwan 4.3%
China 4.2%
Other 19.0%
Other Assets Less Liabilities 0.8%
Net Assets 100%
1 See the Portfolio of Investments for the remaining industries comprising  “Other” and not listed in the Portfolio Composition above.
2 Includes 15.4% (as a percentage of net assets) in emerging market countries.

Nuveen International Small Cap Fund
Fund Performance, Expense Ratios and Holdings Summaries
January 31, 2022
17
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI World ex USA Small Cap Index (Net).
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for peri-
ods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses so that total annual Fund oper-
ating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% ( through July 31,
2023 or 1.00%) of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expenses for the Class R6 shares will be less than the expense limitation. The expense limitation expiring July 31, 2023 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Total Returns as of
January 31, 2022**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year
Since
Inception Gross Net
Class A Shares at NAV 12/18/17 (7.02)% 9.41% 6.12% 1.45% 1.20%
Class A Shares at maximum Offering Price 12/18/17 (12.36)% 3.12% 4.61% — —
MSCI World ex USA Small Cap Index (Net) — (7.21)% 3.80% 5.08% — —
Lipper International Small/Mid-Cap Classification
Average — (9.05)% 2.36% 5.66% — —
Class C Shares 12/18/17 (7.39)% 8.55% 5.32% 2.20% 1.94%
Class R6 Shares 12/18/17 (6.89)% 9.68% 6.41% 1.17% 0.91%
Class I Shares 12/18/17 (6.93)% 9.64% 6.38% 1.20% 0.95%

18
Fund Performance, Expense Ratios and Holding Summaries
January 31,
2022 (continued)
Holdings Summaries as of January 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 97.3%
Repurchase Agreements 2.2%
Investments Purchased with
Collateral from Securities
Lending 1.2%
Other Assets Less Liabilities (0.7)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Beazley PLC 2.2%
Israel Discount Bank Ltd 2.2%
APERAM SA 2.0%
OSB Group PLC 1.9%
BAWAG Group AG 1.8%
Portfolio Composition
1
(% of net assets)
IT Services 7.2%
Machinery 6.9%
Trading Companies &
Distributors 6.7%
Equity Real Estate Investment
Trusts (REITs) 5.6%
Oil, Gas & Consumable Fuels 4.2%
Metals & Mining 4.1%
Hotels, Restaurants & Leisure 4.0%
Banks 3.9%
Food Products 3.9%
Beverages 3.3%
Insurance 3.2%
Semiconductors &
Semiconductor Equipment 2.8%
Health Care Providers & Services 2.6%
Software 2.4%
Auto Components 2.4%
Construction Materials 2.2%
Thrifts & Mortgage Finance 1.9%
Commercial Banks 1.8%
Aerospace & Defense 1.6%
Consumer Finance 1.6%
Industrial Conglomerates 1.6%
Health Care Equipment &
Supplies 1.6%
Electronic Equipment,
Instruments & Components 1.6%
Independent Power and
Renewable Electricity Producers 1.5%
Other 18.7%
Investments Purchased with
Collateral from Securities
Lending 1.2%
Repurchase Agreements 2.2%
Other Assets Less Liabilities (0.7)%
Net Assets 100%
Country Allocation
2
(% of net assets)
Japan 22.9%
United Kingdom 21.4%
Canada 13.5%
Australia 5.3%
Germany 4.3%
United States 4.1%
Netherlands 3.7%
Israel 3.7%
Norway 2.9%
Denmark 2.7%
Other 16.2%
Other Assets Less Liabilities (0.7)%
Net Assets 100%
1 See the Portfolio of Investments for the remaining industries comprising  “Other” and not listed in the Portfolio Composition above.
2 Includes 2.0% (as a percentage of net assets) in emerging market countries.

Expense
Examples
19
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended January 31, 2022.
The beginning of the period is August 1, 2021.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Emerging Markets Equity Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 870.05 $ 866.53 $ 872.39 $ 871.01
Expenses Incurred During the Period $ 5.61 $ 9.13 $ 3.21 $ 4.43
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.21 $ 1,015.43 $ 1,021.78 $ 1,020.47
Expenses Incurred During the Period $ 6.06 $ 9.86 $ 3.47 $ 4.79
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.19%, 1.94%, 0.68% and 0.94% for Classes A, C, R6 and I multiplied by the average account value over the period, multiplied by184 /365 (to reflect the one-half year period).
Nuveen Global Dividend Growth Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,045.60 $ 1,041.47 $ 1,046.92
Expenses Incurred During the Period $ 5.88 $ 9.73 $ 4.59
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.46 $ 1,015.68 $ 1,020.72
Expenses Incurred During the Period $ 5.80 $ 9.60 $ 4.53
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.14%, 1.89% and 0.89% for Classes A, C and I multiplied by the average account value over the period, multiplied by184 /365 (to reflect the one-half year period).

Expense Examples
(continued)
20
Nuveen International Dividend Growth Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,028.52 $ 1,024.76 $ 1,029.83
Expenses Incurred During the Period $ 5.83 $ 9.65 $ 4.55
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.46 $ 1,015.68 $ 1,020.72
Expenses Incurred During the Period $ 5.80 $ 9.60 $ 4.53
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.14%, 1.89% and 0.89% for Classes A, C and I multiplied by the average account value over the period, multiplied by184 /365 (to reflect the one-half year period).
Nuveen International Growth Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 876.67 $ 873.42 $ 878.23 $ 877.85
Expenses Incurred During the Period $ 4.92 $ 8.45 $ 3.27 $ 3.74
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.96 $ 1,016.18 $ 1,021.73 $ 1,021.22
Expenses Incurred During the Period $ 5.30 $ 9.10 $ 3.52 $ 4.02
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.04%, 1.79%, 0.69% and 0.79% for Classes A, C, R6 and I multiplied by the average account value over the period, multiplied by184 /365 (to reflect the one-half year period).
Nuveen International Small Cap Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 929.82 $ 926.05 $ 931.14 $ 930.73
Expenses Incurred During the Period $ 5.79 $ 9.42 $ 4.33 $ 4.57
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.21 $ 1,015.43 $ 1,020.72 $ 1,020.47
Expenses Incurred During the Period $ 6.06 $ 9.86 $ 4.53 $ 4.79
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.19%, 1.94%, 0.89% and 0.94% for Classes A, C, R6 and I multiplied by the average account value over the period, multiplied by184 /365 (to reflect the one-half year period).

21
Nuveen Emerging Markets Equity Fund
Portfolio of Investments January 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 94.8%
COMMON STOCKS - 94.8%
Banks - 9.2%
244,100 Bank Central Asia Tbk PT (2) $ 129,836
1,555 Credicorp Ltd 222,707
1,675 HDFC Bank Ltd, ADR 114,956
14,151 ICICI Bank Ltd, ADR 307,501
7,106 Sberbank of Russia PJSC, ADR (2) 99,683
2,092 Sberbank of Russia PJSC, ADR 29,131
Total Banks 903,814
Beverages - 2.1%
2,785 Fomento Economico Mexicano SAB de CV, ADR 209,488
Commercial Banks - 2.4%
589,000 Bank of China Ltd, DD1 (2) 229,588
Diversified Financial Services - 1.4%
7,274 Altimeter Growth Corp (3) 41,171
24,356 FirstRand Ltd (2) 98,181
Total Diversified Financial Services 139,352
Electronic Equipment, Instruments & Components - 1.0%
25,000 Hon Hai Precision Industry Co Ltd (2) 93,473
Entertainment - 1.0%
15,008 HUYA Inc, ADR (3) 99,353
Food & Staples Retailing - 2.7%
51,580 Sendas Distribuidora SA 121,711
41,474 Wal-Mart de Mexico SAB de CV 140,679
Total Food & Staples Retailing 262,390
Hotels, Restaurants & Leisure - 6.5%
15,181 Melco Resorts & Entertainment Ltd, ADR (3) 160,311
65,600 Sands China Ltd (2),(3) 182,923
154,200 Wynn Macau Ltd (2),(3) 139,344
3,183 Yum China Holdings Inc 153,325
Total Hotels, Restaurants & Leisure 635,903
Insurance - 3.8%
30,100 BB Seguridade Participacoes SA 131,168
30,728 Ping An Insurance Group Co of China Ltd (2) 243,852
Total Insurance 375,020
Interactive Media & Services - 12.3%
3,332 Baidu Inc, ADR (3) 532,254
8,100 Tencent Holdings Ltd (2) 507,564
10,160 VK Co Ltd, GDR (3) 81,077
1,616 Yandex NV (3) 77,665
Total Interactive Media & Services 1,198,560
Internet & Direct Marketing Retail - 16.6%
42,236 Alibaba Group Holding Ltd (2),(3) 661,988
78,813 Americanas SA (3) 470,642
3,978 Baozun Inc, ADR (3) 52,748
1,431 JD.com Inc, ADR (3) 107,153
385 JD.com Inc, Class A, WI/DD (2),(3) 14,592

Nuveen Emerging Markets Equity Fund
(continued)
Portfolio of Investments
January 31, 2022
(Unaudited)
22
Shares Description (1) Value
Internet & Direct Marketing Retail (continued)
2,113 Prosus NV (2) 175,793
14,657 Vipshop Holdings Ltd, ADR (3) 136,457
Total Internet & Direct Marketing Retail 1,619,373
IT Services - 1.4%
8,893 StoneCo Ltd (3) 138,553
Media - 2.9%
18,450 Grupo Televisa SAB, ADR 188,744
17,641 iClick Interactive Asia Group Ltd, ADR (3) 61,567
11,351 Megacable Holdings SAB de CV 36,582
Total Media 286,893
Metals & Mining - 1.0%
5,089 AngloGold Ashanti Ltd (2) 95,403
Multiline Retail - 2.0%
731,500 Matahari Department Store Tbk PT (2) 193,370
Oil, Gas & Consumable Fuels - 6.4%
36,500 Petroleo Brasileiro SA 222,364
2,021 Reliance Industries Ltd, GDR, 144A 128,839
4,255 Reliance Industries Ltd, GDR, 144A (2) 273,740
Total Oil, Gas & Consumable Fuels 624,943
Personal Products - 1.4%
1,071 Amorepacific Corp (2) 139,681
Semiconductors & Semiconductor Equipment - 14.5%
31,130 ASE Technology Holding Co Ltd (2) 113,378
6,720 MediaTek Inc (2) 266,913
44,662 Taiwan Semiconductor Manufacturing Co Ltd (2),(3) 1,032,674
Total Semiconductors & Semiconductor Equipment 1,412,965
Technology Hardware, Storage & Peripherals - 5.2%
8,228 Samsung Electronics Co Ltd (2) 511,774
Wireless Telecommunication Services - 1.0%
2,126 SK Telecom Co Ltd (2) 101,187
Total Long-Term Investments (cost $9,350,409) 9,271,083
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  7.1%
REPURCHASE AGREEMENTS - 7.1%
689 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 1/31/22, repurchase price $688,774,
collateralized by $727,900, U.S. Treasury Bond, 1.875%,
due 2/15/41, value $702,550
0.000% 2/01/22 $ 688,774
Total Short-Term Investments (cost $688,774) 688,774
Total Investments (cost $ 10,039,183 ) - 101 .9% 9,959,857
Other Assets Less Liabilities - (1.9)% (181,724)
Net Assets - 100% $ 9,778,133
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.

23
(3) Non-Income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
DD1 Portion of investment purchased on a delayed delivery basis.
GDR Global Depositary Receipt
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

24
Nuveen Global Dividend Growth Fund
Portfolio of Investments January 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.9%
COMMON STOCKS - 97.9%
Aerospace & Defense - 1.8%
877 Lockheed Martin Corp $ 341,267
Banks - 4.9%
3,615 JPMorgan Chase & Co 537,189
5,161 Toronto-Dominion Bank 413,359
Total Banks 950,548
Beverages - 2.0%
2,221 PepsiCo Inc 385,388
Biotechnology - 2.4%
3,404 AbbVie Inc 465,974
Capital Markets - 4.0%
3,320 Charles Schwab Corp 291,164
3,781 Macquarie Group Ltd (2) 494,220
Total Capital Markets 785,384
Chemicals - 1.6%
2,371 International Flavors & Fragrances Inc 312,782
Communications Equipment - 2.9%
4,778 Cisco Systems Inc 265,991
1,303 Motorola Solutions Inc 302,218
Total Communications Equipment 568,209
Consumer Finance - 2.1%
2,253 American Express Co 405,134
Containers & Packaging - 3.6%
33,320 Amcor PLC (2) 399,259
1,934 Packaging Corp of America 291,319
Total Containers & Packaging 690,578
Diversified Financial Services - 1.9%
17,600 ORIX Corp (2) 363,037
Diversified Telecommunication Services - 0.8%
120,487 HKT Trust & HKT Ltd (2) 164,416
Electric Utilities - 3.0%
3,754 NextEra Energy Inc 293,262
13,142 SSE PLC (2) 282,764
Total Electric Utilities 576,026
Electronic Equipment, Instruments & Components - 0.4%
7,400 Alps Alpine Co Ltd (2) 80,708
Equity Real Estate Investment Trusts (REITs) - 1.8%
5,889 Duke Realty Corp 340,266
Food Products - 2.0%
3,021 Nestle SA (2) 390,127

25
Shares Description (1) Value
Health Care Equipment & Supplies - 4.5%
3,087 Abbott Laboratories 393,469
5,651 Baxter International Inc 482,821
Total Health Care Equipment & Supplies 876,290
Health Care Providers & Services - 2.3%
946 UnitedHealth Group Inc 447,051
Hotels, Restaurants & Leisure - 1.2%
4,235 Restaurant Brands International Inc 236,879
Household Products - 1.1%
2,729 Reckitt Benckiser Group PLC (2) 221,109
Industrial Conglomerates - 2.0%
1,862 Honeywell International Inc 380,742
Insurance - 1.5%
28,800 AIA Group Ltd (2) 300,667
IT Services - 4.7%
1,293 Accenture PLC, Class A 457,179
3,825 Fidelity National Information Services Inc 458,694
Total IT Services 915,873
Media - 2.4%
9,235 Comcast Corp, Class A 461,658
Multi-Utilities - 1.9%
3,723 WEC Energy Group Inc 361,280
Oil, Gas & Consumable Fuels - 5.8%
2,349 Chevron Corp 308,494
6,797 Enbridge Inc 287,355
2,633 Phillips 66 223,252
5,301 TotalEnergies SE (2) 301,454
Total Oil, Gas & Consumable Fuels 1,120,555
Personal Products - 1.5%
5,581 Unilever PLC (2) 286,204
Pharmaceuticals - 3.2%
16,500 Astellas Pharma Inc (2) 266,319
3,365 Sanofi (2) 351,851
Total Pharmaceuticals 618,170
Professional Services - 1.2%
5,473 Experian PLC (2) 228,596
Road & Rail - 2.1%
1,672 Union Pacific Corp 408,888
Semiconductors & Semiconductor Equipment - 4.5%
785 Broadcom Inc 459,916
2,340 Texas Instruments Inc 420,006
Total Semiconductors & Semiconductor Equipment 879,922
Software - 7.0%
3,085 Microsoft Corp 959,373
3,119 SAP SE (2) 391,314
Total Software 1,350,687

Nuveen Global Dividend Growth Fund
(continued)
Portfolio of Investments
January 31, 2022
(Unaudited)
26
Shares Description (1) Value
Specialty Retail - 2.8%
2,283 Lowe's Cos Inc 541,870
Technology Hardware, Storage & Peripherals - 3.7%
4,087 Apple Inc 714,325
Textiles, Apparel & Luxury Goods - 3.0%
1,111 adidas AG (2) 304,877
333 LVMH Moet Hennessy Louis Vuitton SE (2) 273,519
Total Textiles, Apparel & Luxury Goods 578,396
Tobacco - 2.1%
3,876 Philip Morris International Inc 398,647
Trading Companies & Distributors - 1.9%
11,525 ITOCHU Corp (2) 370,258
Wireless Telecommunication Services - 2.3%
8,600 KDDI Corp (2) 274,759
99,649 Vodafone Group PLC (2) 174,970
Total Wireless Telecommunication Services 449,729
Total Long-Term Investments (cost $11,874,973) 18,967,640
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.1%
REPURCHASE AGREEMENTS - 2.1%
402 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 1/31/22, repurchase price $401,990,
collateralized by $424,900, U.S. Treasury Bond, 1.875%,
due 2/15/41, value $410,102
0.000% 2/01/22 $ 401,990
Total Short-Term Investments (cost $401,990) 401,990
Total Investments (cost $ 12,276,963 ) - 100 .0% 19,369,630
Other Assets Less Liabilities - 0.0% 9,413
Net Assets - 100% $ 19,379,043
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.
See accompanying notes to financial statements

27
Nuveen International Dividend Growth Fund
Portfolio of Investments January 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.3%
COMMON STOCKS - 98.3%
Aerospace & Defense - 3.4%
19,320 BAE Systems PLC (2) $ 151,194
Banks - 6.8%
32,446 BOC Hong Kong Holdings Ltd, DD1 (2) 125,285
2,276 Toronto-Dominion Bank 182,291
Total Banks 307,576
Capital Markets - 4.5%
1,555 Macquarie Group Ltd (2) 203,256
Chemicals - 9.0%
1,027 Koninklijke DSM NV (2) 192,522
671 Linde PLC (2) 213,391
Total Chemicals 405,913
Containers & Packaging - 3.5%
12,978 Amcor PLC (2) 155,510
Diversified Financial Services - 3.8%
8,300 ORIX Corp (2) 171,205
Diversified Telecommunication Services - 2.6%
85,400 HKT Trust & HKT Ltd (2) 116,536
Electric Utilities - 3.2%
6,675 SSE PLC (2) 143,620
Electronic Equipment, Instruments & Components - 1.0%
4,200 Alps Alpine Co Ltd (2) 45,807
Equity Real Estate Investment Trusts (REITs) - 2.1%
12,596 British Land Co PLC (2) 94,187
Food Products - 2.7%
958 Nestle SA (2) 123,715
Gas Utilities - 2.8%
22,082 Snam SpA (2) 123,741
Hotels, Restaurants & Leisure - 2.2%
1,744 Restaurant Brands International Inc 97,548
Household Products - 2.4%
1,331 Reckitt Benckiser Group PLC (2) 107,840
Insurance - 2.4%
10,200 AIA Group Ltd, DD1 (2) 106,486
Oil, Gas & Consumable Fuels - 6.3%
3,284 Enbridge Inc 138,837
2,575 TotalEnergies SE (2) 146,433
Total Oil, Gas & Consumable Fuels 285,270
Personal Products - 2.4%
2,107 Unilever PLC (2) 108,051

Nuveen International Dividend Growth Fund
(continued)
Portfolio of Investments
January 31, 2022
(Unaudited)
28
Shares Description (1) Value
Pharmaceuticals - 14.8%
10,800 Astellas Pharma Inc (2) 174,318
4,775 Hikma Pharmaceuticals PLC (2) 134,145
1,942 Novo Nordisk A/S (2) 193,167
1,557 Sanofi (2) 162,803
Total Pharmaceuticals 664,433
Professional Services - 2.5%
2,698 Experian PLC (2) 112,690
Software - 3.2%
1,138 SAP SE (2) 142,775
Textiles, Apparel & Luxury Goods - 6.6%
466 adidas AG (2) 127,879
205 LVMH Moet Hennessy Louis Vuitton SE (2) 168,382
Total Textiles, Apparel & Luxury Goods 296,261
Trading Companies & Distributors - 4.2%
5,900 ITOCHU Corp (2) 189,546
Wireless Telecommunication Services - 5.9%
5,100 KDDI Corp (2) 162,938
58,083 Vodafone Group PLC (2) 101,986
Total Wireless Telecommunication Services 264,924
Total Long-Term Investments (cost $3,074,372) 4,418,084
Other Assets Less Liabilities - 1.7% 75,066
Net Assets - 100% $ 4,493,150
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.
DD1 Portion of investment purchased on a delayed delivery basis.
See accompanying notes to financial statements

29
Nuveen International Growth Fund
Portfolio of Investments January 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 96.7%
COMMON STOCKS - 96.7%
Aerospace & Defense - 5.1%
278,566 Airbus SE (2),(3) $ 35,570,989
1,291,145 CAE Inc (3) 32,604,928
591,622 Montana Aerospace AG, 144A (2),(3) 22,112,713
377,811 Thales SA (2) 34,852,094
Total Aerospace & Defense 125,140,724
Auto Components - 0.8%
724,146 Valeo (2) 20,267,836
Banks - 5.5%
2,088,802 HDFC Bank Ltd (2) 41,975,567
2,762,742 ING Groep NV (2) 40,858,471
73,198,033 Lloyds Banking Group PLC (2) 50,797,299
Total Banks 133,631,337
Beverages - 1.9%
936,836 Diageo PLC (2) 47,274,016
Biotechnology - 0.5%
702,600 PeptiDream Inc (2),(3) 12,613,609
Building Products - 1.3%
1,176,173 Assa Abloy AB (2) 32,206,075
Capital Markets - 4.1%
574,070 Brookfield Asset Management Inc 31,631,257
669,100 Hong Kong Exchanges & Clearing Ltd (2) 38,189,346
143,191 London Stock Exchange Group PLC (2) 14,020,320
1,042,022 Nordnet AB publ (2) 16,239,965
Total Capital Markets 100,080,888
Chemicals - 3.0%
308,397 Air Liquide SA (2) 52,754,156
191,874 Akzo Nobel NV (2) 19,860,427
Total Chemicals 72,614,583
Commercial Services & Supplies - 1.1%
177,526 Boyd Group Services Inc 26,842,227
Construction & Engineering - 1.9%
415,930 Vinci SA (2) 45,588,644
Consumer Finance - 0.7%
268,299 Nuvei Corp (3) 16,351,433
Diversified Financial Services - 0.9%
2,344,841 Burford Capital Ltd 21,302,402
Diversified Telecommunication Services - 0.6%
332,018 Cellnex Telecom SA, 144A (2) 15,055,551
Electronic Equipment, Instruments & Components - 0.9%
40,700 Keyence Corp (2) 20,875,942

Nuveen International Growth Fund
(continued)
Portfolio of Investments
January 31, 2022
(Unaudited)
30
Shares Description (1) Value
Entertainment - 1.5%
90,672 Sea Ltd, ADR (3) 13,628,908
118,111 Spotify Technology SA (3) 23,180,465
Total Entertainment 36,809,373
Food & Staples Retailing - 0.9%
281,366 Dino Polska SA, 144A (3) 21,650,168
Food Products - 4.2%
398,584 Kerry Group PLC (2) 50,220,612
402,971 Nestle SA (2) 52,038,984
Total Food Products 102,259,596
Health Care Equipment & Supplies - 5.5%
414,881 Alcon Inc (2) 31,990,898
235,656 Cochlear Ltd (2) 32,316,197
336,200 Hoya Corp (2),(3) 43,594,498
1,540,787 Smith & Nephew PLC (2) 26,204,119
Total Health Care Equipment & Supplies 134,105,712
Health Care Providers & Services - 0.5%
298,379 Orpea SA (2) 13,100,091
Hotels, Restaurants & Leisure - 2.4%
1,074,263 Entain PLC (2),(3) 23,257,093
231,167 Flutter Entertainment PLC (2),(3) 35,223,732
Total Hotels, Restaurants & Leisure 58,480,825
Household Durables - 2.3%
493,600 Sony Group Corp (2) 55,218,274
Household Products - 1.1%
719,400 Unicharm Corp (2) 27,800,135
Insurance - 3.3%
5,336,200 AIA Group Ltd (2) 55,708,915
51,541 Zurich Insurance Group AG (2) 24,652,485
Total Insurance 80,361,400
Interactive Media & Services - 1.6%
547,202 Tencent Holdings Ltd (2) 34,288,922
2,089,690 Trustpilot Group PLC, 144A (2),(3) 5,203,287
Total Interactive Media & Services 39,492,209
Internet & Direct Marketing Retail - 3.1%
867,000 Alibaba Group Holding Ltd (2),(3) 13,588,978
404,377 Americanas SA (3) 2,414,796
736,913 Auction Technology Group PLC (3) 10,624,312
499,757 JD.com Inc, Class A (2),(3) 18,941,485
13,433 MercadoLibre Inc (3) 15,206,962
179,025 Zalando SE, 144A (2),(3) 14,208,838
Total Internet & Direct Marketing Retail 74,985,371
IT Services - 2.2%
2,763,800 GDS Holdings Ltd, Class A (2),(3) 14,433,121
1,401,360 NEXTDC Ltd (2),(3) 10,752,588
605,958 Pagseguro Digital Ltd (3) 13,706,770
14,367 Shopify Inc, Class A (3) 13,867,436
Total IT Services 52,759,915

Shares Description (1) Value
Life Sciences Tools & Services - 2.8%
180,712 ICON PLC (3) 48,018,792
2,015,000 Wuxi Biologics Cayman Inc, 144A (2),(3) 20,195,870
Total Life Sciences Tools & Services 68,214,662
Machinery - 1.8%
547,586 Daimler Truck Holding AG (3) 19,304,527
232,998 Kornit Digital Ltd (3) 24,478,770
Total Machinery 43,783,297
Media - 0.7%
1,015,167 YouGov PLC 15,837,452
Oil, Gas & Consumable Fuels - 6.0%
1,698,528 BP PLC, ADR 52,518,486
1,714,079 Equinor ASA (2),(3) 47,253,417
1,397,409 Reliance Industries Ltd (2) 44,986,416
Total Oil, Gas & Consumable Fuels 144,758,319
Personal Products - 1.8%
104,330 L'Oreal SA (2) 44,564,207
Pharmaceuticals - 4.4%
481,833 AstraZeneca PLC (2) 56,050,638
348,439 Dr Reddy's Laboratories Ltd, ADR 20,035,242
299,769 Novo Nordisk A/S (2) 29,817,497
Total Pharmaceuticals 105,903,377
Professional Services - 4.7%
767,055 Experian PLC (2) 32,038,264
733,900 Recruit Holdings Co Ltd (2) 36,275,633
120,996 Teleperformance (2) 45,565,787
Total Professional Services 113,879,684
Road & Rail - 1.9%
302,979 Canadian National Railway Co 36,927,614
3,793,400 Vamos Locacao de Caminhoes Maquinas e Equipamentos
SA
8,772,519
Total Road & Rail 45,700,133
Semiconductors & Semiconductor Equipment - 7.5%
57,437 ASML Holding NV (2) 38,901,763
60,525 Broadcom Inc 35,460,387
395,307 Infineon Technologies AG (2) 16,416,207
2,367,000 Taiwan Semiconductor Manufacturing Co Ltd (2) 54,729,742
303,633 Taiwan Semiconductor Manufacturing Co Ltd, ADR 37,234,515
Total Semiconductors & Semiconductor Equipment 182,742,614
Software - 3.6%
21,167 Constellation Software Inc/Canada 36,456,729
3,041,469 Darktrace PLC (2),(3) 16,849,947
274,016 Lightspeed Commerce Inc (3) 8,894,230
525,485 Open Text Corp 25,149,712
Total Software 87,350,618
Specialty Retail - 0.3%
668,846 Mister Spex SE (3) 7,724,549

Nuveen International Growth Fund
(continued)
Portfolio of Investments
January 31, 2022
(Unaudited)
32
Shares Description (1) Value
Textiles, Apparel & Luxury Goods - 4.3%
173,105 adidas AG (2) 47,502,987
70,915 LVMH Moet Hennessy Louis Vuitton SE (2) 58,247,965
Total Textiles, Apparel & Luxury Goods 105,750,952
Total Long-Term Investments (cost $2,317,077,269) 2,353,078,200
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.5%
REPURCHASE AGREEMENTS - 2.5%
60,408 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 1/31/22, repurchase price
$60,408,163, collateralized by $63,839,700, U.S. Treasury
Bonds, 1.875%, due 2/15/41, value $61,616,369
0.000% 2/01/22 $ 60,408,163
Total Short-Term Investments (cost $60,408,163) 60,408,163
Total Investments (cost $ 2,377,485,432 ) - 99 .2% 2,413,486,363
Other Assets Less Liabilities - 0.8% 19,024,896
Net Assets - 100% $ 2,432,511,259
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.
(3) Non-Income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
See accompanying notes to financial statements

Nuveen International Small Cap Fund
Portfolio of Investments January 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.3%
COMMON STOCKS - 97.3%
Aerospace & Defense - 1.6%
39,294 Kongsberg Gruppen ASA (2) $ 1,190,847
Auto Components - 2.4%
53,149 Brembo SpA (2) 706,621
74,100 Toyo Tire Corp (2) 1,047,715
Total Auto Components 1,754,336
Banks - 3.9%
42,350 Canadian Western Bank 1,287,008
234,023 Israel Discount Bank Ltd (2) 1,569,322
Total Banks 2,856,330
Beverages - 3.3%
89,202 Britvic PLC (2) 1,094,754
10,990 Royal Unibrew A/S (2) 1,263,469
Total Beverages 2,358,223
Biotechnology - 1.1%
43,466 Abcam PLC (3) 780,406
Capital Markets - 1.2%
45,316 flatexDEGIRO AG (2),(3) 876,900
Chemicals - 1.4%
63,500 Tosoh Corp (2) 993,552
Commercial Banks - 1.8%
21,468 BAWAG Group AG, 144A (2) 1,288,405
Construction & Engineering - 1.4%
23,704 Arcadis NV (2) 1,037,644
Construction Materials - 2.2%
40,500 Taiheiyo Cement Corp (2) 805,796
19,246 Vicat SA (2) 797,560
Total Construction Materials 1,603,356
Consumer Finance - 1.6%
10,074 goeasy Ltd 1,168,002
Distributors - 1.1%
20,450 PALTAC Corp (2) 783,791
Diversified Financial Services - 1.1%
17,300 Zenkoku Hosho Co Ltd (2) 774,316
Electronic Equipment, Instruments & Components - 1.6%
25,141 Spectris PLC (2) 1,147,275
Equity Real Estate Investment Trusts (REITs) - 5.6%
7,830 Aedifica SA (2) 941,736
20,870 Canadian Apartment Properties REIT 917,942
64,784 Safestore Holdings PLC (2) 1,110,746
74,468 UNITE Group PLC (2) 1,041,900
Total Equity Real Estate Investment Trusts (REITs) 4,012,324

Nuveen International Small Cap Fund
(continued)
Portfolio of Investments
January 31, 2022
(Unaudited)
34
Shares Description (1) Value
Food Products - 3.9%
18,100 Morinaga Milk Industry Co Ltd (2) 877,526
44,600 Nichirei Corp (2) 1,026,308
12,985 Salmar ASA (2) 885,359
Total Food Products 2,789,193
Health Care Equipment & Supplies - 1.6%
10,994 Inmode Ltd (3) 530,241
171,369 Nanosonics Ltd (2),(3) 622,892
Total Health Care Equipment & Supplies 1,153,133
Health Care Providers & Services - 2.6%
28,334 CVS Group PLC 751,458
49,100 Ship Healthcare Holdings Inc (2) 1,102,042
Total Health Care Providers & Services 1,853,500
Health Care Technology - 1.1%
24,590 Pro Medicus Ltd (2) 794,108
Hotels, Restaurants & Leisure - 4.0%
31,171 Greggs PLC (2) 1,130,487
213,776 SSP Group Plc (2),(3) 793,165
25,500 Tokyotokeiba Co Ltd (2) 934,789
Total Hotels, Restaurants & Leisure 2,858,441
Independent Power and Renewable Electricity Producers - 1.5%
35,778 Capital Power Corp 1,111,211
Industrial Conglomerates - 1.6%
11,063 Rheinmetall AG (2) 1,156,634
Insurance - 3.2%
15,376 ASR Nederland NV (2) 714,916
242,013 Beazley PLC (2),(3) 1,606,772
Total Insurance 2,321,688
Interactive Media & Services - 1.2%
53,327 carsales.com Ltd (2) 843,487
Internet & Direct Marketing Retail - 1.5%
61,500 ASKUL Corp (2) 750,589
36,703 BHG Group AB (2),(3) 351,817
Total Internet & Direct Marketing Retail 1,102,406
IT Services - 7.2%
104,445 Indra Sistemas SA (2),(3) 1,064,212
34,724 Kainos Group PLC (2) 713,861
43,100 Nihon Unisys Ltd (2) 1,133,867
6,634 Sopra Steria Group SACA (2) 1,166,343
43,800 TIS Inc (2) 1,151,969
Total IT Services 5,230,252
Machinery - 6.9%
112,200 Amada Co Ltd (2) 1,086,264
1,507 Burckhardt Compression Holding AG (2) 712,769
52,171 IMI PLC (2) 1,165,645
3,255 Kardex Holding AG (2) 903,504
44,215 Trelleborg AB (2) 1,113,284
Total Machinery 4,981,466
Marine - 1.3%
64,334 Atlas Corp (4) 930,270

Shares Description (1) Value
Metals & Mining - 4.1%
25,178 APERAM SA (2) 1,418,769
16,811 Mineral Resources Ltd (2) 668,085
1,002,022 St Barbara Ltd (2) 877,972
Total Metals & Mining 2,964,826
Oil, Gas & Consumable Fuels - 4.2%
41,600 Cosmo Energy Holdings Co Ltd (2) 836,318
37,112 Parkland Corp 986,812
33,260 Tourmaline Oil Corp 1,185,811
Total Oil, Gas & Consumable Fuels 3,008,941
Pharmaceuticals - 1.3%
16,948 Dechra Pharmaceuticals PLC (2) 951,953
Professional Services - 1.1%
33,000 en Japan Inc (2) 795,370
Real Estate Management & Development - 1.5%
40,458 TAG Immobilien AG (2) 1,068,428
Road & Rail - 1.2%
23,600 Sankyu Inc (2) 853,794
Semiconductors & Semiconductor Equipment - 2.8%
10,896 BE Semiconductor Industries NV (2) 913,612
31,852 Tower Semiconductor Ltd (3) 1,094,116
Total Semiconductors & Semiconductor Equipment 2,007,728
Software - 2.4%
8,089 Kinaxis Inc (3) 1,049,219
9,663 Netcompany Group A/S, 144A (2) 709,885
Total Software 1,759,104
Specialty Retail - 1.2%
51,900 United Arrows Ltd (2) 838,305
Thrifts & Mortgage Finance - 1.9%
185,597 OSB Group PLC (2) 1,378,792
Trading Companies & Distributors - 6.7%
146,300 BOC Aviation Ltd, 144A (2) 1,229,971
62,882 Electrocomponents PLC (2) 952,085
75,505 Howden Joinery Group PLC (2) 833,004
30,200 Nishio Rent All Co Ltd (2) 739,868
12,926 Toromont Industries Ltd 1,091,005
Total Trading Companies & Distributors 4,845,933
Total Long-Term Investments (cost $65,646,593) 70,224,670
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -     1.2%
MONEY MARKET FUNDS - 1.2%
849,545 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
0.050%(6) $ 849,545
Total Investments Purchased with Collateral from Securities Lending (cost $849,545) 849,545

Nuveen International Small Cap Fund
(continued)
Portfolio of Investments
January 31, 2022
(Unaudited)
36
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.2%
REPURCHASE AGREEMENTS - 2.2%
1,607 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 1/31/22, repurchase price
$1,606,516, collateralized by $1,226,800, U.S. Treasury
Government Bond, 4.250%, due 11/15/40, value
$1,638,736
0.000% 2/01/22 $ 1,606,516
Total Short-Term Investments (cost $1,606,516) 1,606,516
Total Investments (cost $ 68,102,654 ) - 100 .7% 72,680,731
Other Assets Less Liabilities - (0.7)% (469,573)
Net Assets - 100% $ 72,211,158
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.
(3) Non-Income producing; issuer has not declared an ex-dividend date within the past twelve months.
(4) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $832,824.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned.
The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT Real Estate Investment Trust
See accompanying notes to financial statements

Statement of Assets and Liabilities
January 31, 2022
(Unaudited)
See accompanying notes to financial statements.
37
Emerging
Markets
Equity
Global
Dividend
Growth
International
Dividend
Growth
International
Growth
International
Small Cap
Assets
Long-term investments, at value
†‡
$ 9,271,083 $ 18,967,640 $ 4,418,084 $ 2,353,078,200 $ 70,224,670
Investments purchased with collateral from securities lending, at value
(cost approximates value) – – – – 849,545
Short-term investments, at value
◊
688,774 401,990 – 60,408,163 1,606,516
Cash – – 79,860 – –
Cash denominated in foreign currencies
^
170 3,071 1,501 – 13,147
Receivable for dividends 15,623 23,527 6,271 1,153,021 82,493
Receivable for due from affiliate 133 165 9 40,708 –
Receivable for investments sold 240,648 – 99,540 1,888,380 833,844
Receivable for reclaims 218 12,376 5,196 590,325 32,458
Receivable for reimbursement from Adviser 11,567 16,307 29,227 – –
Receivable for shares sold – 20,155 – 19,923,188 282,954
Other assets 28,639 19,698 28,117 90,071 20,300
Total assets 10,256,855 19,464,929 4,667,805 2,437,172,056 73,945,927
Liabilities
Cash overdraft – – – 113 46
Payable for collateral from securities lending — — — — 849,545
Payable for Interest — — — 741,899 —
Payable for dividends — — — 10 —
Payable for investments purchased - regular settlement 269,798 — 24 1,463 692,292
Payable for investments purchased - when-issued/delayed-delivery settlement 90,965 — 28,601 949,101 —
Payable for shares redeemed — — 11,436 1,054,261 62,113
Accrued expenses:
Custodian fees 98,595 46,828 99,752 193,284 70,886
Management fees — — — 1,387,170 31,875
Trustees fees 105 188 47 77,240 701
Professional fees 10,248 10,466 9,950 100,375 12,808
Shareholder servicing agent fees 769 18,400 17,308 76,614 2,989
12b-1 distribution and service fees 95 2,572 614 13,791 337
Other 8,147 7,432 6,923 65,476 11,177
Total liabilities 478,722 85,886 174,655 4,660,797 1,734,769
Net assets $ 9,778,133 $ 19,379,043 $ 4,493,150 $ 2,432,511,259 $ 72,211,158
†
Long-term investments, cost $ 9,350,409 $ 11,874,973 $ 3,074,372 $ 2,317,077,269 $ 65,646,593
◊
Short-term investments, cost $ 688,774 $ 401,990 $ — $ 60,408,163 $ 1,606,516
‡ Includes securities loaned of $ — $ — $ — $ — $ 832,824
^
Cash denominated in foreign currencies, cost $ 170 $ 3,071 $ 1,501 $ — $ 13,147

Statement of Assets and Liabilities
(Unaudited) (continued)
See accompanying notes to financial statements.
38
Emerging
Markets
Equity
Global
Dividend
Growth
International
Dividend
Growth
International
Growth
International
Small Cap
Class A Shares
Net Assets $ 223,165 $ 7,456,826 $ 1,916,675 $ 39,337,914 $ 1,580,005
Shares outstanding 12,483 231,289 66,788 791,958 67,548
Net asset value ("NAV") per share $ 17.88 $ 32.24 $ 28.70 $ 49.67 $ 23.39
Offering price per share (NAV per share
plus maximum sales charge of 5.75% of offering price) $ 18.97 $ 34.21 $ 30.45 $ 52.70 $ 24.82
Class C Shares
Net Assets $ 48,100 $ 1,164,497 $ 187,310 $ 5,717,553 $ 45,434
Shares outstanding 2,731 36,250 6,608 123,497 1,972
NAV and offering price per share $ 17.61 $ 32.12 $ 28.35 $ 46.30 $ 23.03
Class R6 Shares
Net Assets $ 8,922,199 $ — $ — $ 2,198,181,386 $ 37,445,840
Shares outstanding 496,250 — — 43,881,993 1,595,204
NAV and offering price per share $ 17.98 $ — $ — $ 50.09 $ 23.47
Class I Shares
Net Assets $ 584,669 $ 10,757,720 $ 2,389,165 $ 189,274,406 $ 33,139,879
Shares outstanding 32,602 333,787 83,159 3,760,823 1,412,928
NAV and offering price per share $ 17.93 $ 32.23 $ 28.73 $ 50.33 $ 23.45
Fund level net assets consist of:
Capital paid-in $ 11,041,083 $ 12,207,720 $ 3,374,821 $ 2,487,771,466 $ 67,946,319
Total distributable earnings (loss) (1,262,950) 7,171,323 1,118,329 (55,260,207) 4,264,839
Fund level net assets $ 9,778,133 $ 19,379,043 $ 4,493,150 $ 2,432,511,259 $ 72,211,158
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01

Statement of Operations
January 31, 2022
(Unaudited)
See accompanying notes to financial statements.
39
Emerging
Markets
Equity
Global
Dividend
Growth
International
Dividend
Growth
International
Growth
International
Small Cap
Investment Income
Dividends $ 219,778 $ 218,322 $ 196,955 $ 10,866,353 $ 451,916
Payment from affiliate 1,489 901 — 302,929 —
Securities lending income, net — — — 73,229 648
Foreign tax withheld on dividend income (8,491) (6,322) (4,208) (988,076) (44,748)
Total Investment Income 212,776 212,901 192,747 10,254,435 407,816
Expenses
Management fees 52,713 70,053 17,773 8,289,783 296,917
12b-1 service fees - Class A Shares 368 9,143 2,668 59,542 1,371
12b-1 distribution and service fees - Class C Shares 321 6,106 963 35,852 252
Shareholder servicing agent fees 1,680 21,790 17,684 172,988 7,607
Interest expense 20 7 6 1,924 54
Custodian fees 19,397 16,148 23,327 81,263 17,224
Trustees fees 187 325 81 36,727 1,115
Professional fees 15,537 13,849 11,170 161,357 17,437
Shareholder reporting expenses 1,869 5,775 5,167 25,870 4,666
Federal and state registration fees 34,087 33,735 32,150 18,036 35,855
Other 9,403 7,419 7,415 20,975 7,844
Total expenses before fee waiver/expense reimbursement 135,582 184,350 118,404 8,904,317 390,342
Fee waiver/expense reimbursement (91,405) (80,162) (92,205) — (71,027)
Net expenses 44,177 104,188 26,199 8,904,317 319,315
Net investment income (loss) 168,599 108,713 166,548 1,350,118 88,501
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments and foreign currency (1,154,227) 566,175 157,952 (88,408,527) 2,500,585
Change in net unrealized appreciation (depreciation) of investments and foreign currency (838,661) 220,704 (181,643) (228,808,640) (7,952,276)
Net realized and unrealized gain (loss) (1,992,888) 786,879 (23,691) (317,217,167) (5,451,691)
Net increase (decrease) in net assets from operations $ (1,824,289) $ 895,592 $ 142,857 $ (315,867,049) $ (5,363,190)

Statement of Changes in Net Assets
See accompanying notes to financial statements.

Emerging Markets Equity Global Dividend Growth
Unaudited
Six Months Ended
1/31/22
Year Ended
7/31/21
Unaudited
Six Months Ended
1/31/22
Year Ended
7/31/21
Operations
Net investment income (loss) $ 168,599 $ 28,174 $ 108,713 $ 307,624
Net realized gain (loss) from investments and foreign currency (1,154,227) 2,439,828 566,175 1,135,040
Change in net unrealized appreciation (depreciation) of
investments and foreign currency (838,661) (680,306) 220,704 2,715,885
Net increase (decrease) in net assets from operations (1,824,289) 1,787,696 895,592 4,158,549
Distributions to Shareholders
Dividends
Class A Shares (52,919) (29,012) (473,755) (108,634)
Class C Shares (13,064) (3,185) (72,039) (15,572)
Class R3 Shares
(1)
– – – (2,150)
Class R6 Shares (2,205,335) (967,142) – –
Class I Shares (118,411) (29,169) (737,900) (215,623)
Decrease in net assets from distributions to shareholders (2,389,729) (1,028,508) (1,283,694) (341,979)
Fund Share Transactions
Proceeds from sale of shares 15,442 943,330 828,888 2,708,950
Proceeds from shares issued to shareholders due to reinvestment of distributions 167,739 54,356 1,175,436 314,389
183,181 997,686 2,004,324 3,023,339
Cost of shares redeemed (201,681) (448,785) (2,231,790) (6,351,511)
Net increase (decrease) in net assets from Fund share transactions (18,500) 548,901 (227,466) (3,328,172)
Net increase (decrease) in net assets (4,232,518) 1,308,089 (615,568) 488,398
Net assets at the beginning of period 14,010,651 12,702,562 19,994,611 19,506,213
Net assets at the end of period $ 9,778,133 $ 14,010,651 $ 19,379,043 $ 19,994,611

See accompanying notes to financial statements.

International Dividend Growth International Growth
Unaudited
Six Months Ended
1/31/22
Year Ended
7/31/21
Unaudited
Six Months Ended
1/31/22
Year Ended
7/31/21
Operations
Net investment income (loss) $ 166,548 $ 94,873 $ 1,350,118 $ 5,528,802
Net realized gain (loss) from investments and foreign currency 157,952 199,065 (88,408,527) 71,043,013
Change in net unrealized appreciation (depreciation) of
investments and foreign currency (181,643) 589,000 (228,808,640) 205,900,191
Net increase (decrease) in net assets from operations 142,857 882,938 (315,867,049) 282,472,006
Distributions to Shareholders
Dividends
Class A Shares (92,487) (39,896) (1,271,859) –
Class C Shares (7,247) (4,047) (202,701) –
Class R3 Shares
(1)
– (730) – –
Class R6 Shares – – (67,623,633) –
Class I Shares (123,019) (67,537) (6,093,280) –
Decrease in net assets from distributions to shareholders (222,753) (112,210) (75,191,473) –
Fund Share Transactions
Proceeds from sale of shares 320,770 371,864 572,037,726 2,024,161,789
Proceeds from shares issued to shareholders due to reinvestment of distributions 157,892 79,516 72,670,399 –
478,662 451,380 644,708,125 2,024,161,789
Cost of shares redeemed (916,370) (1,069,389) (156,229,657) (276,927,754)
Net increase (decrease) in net assets from Fund share transactions (437,708) (618,009) 488,478,468 1,747,234,035
Net increase (decrease) in net assets (517,604) 152,719 97,419,946 2,029,706,041
Net assets at the beginning of period 5,010,754 4,858,035 2,335,091,313 305,385,272
Net assets at the end of period $ 4,493,150 $ 5,010,754 $ 2,432,511,259 $ 2,335,091,313

See accompanying notes to financial statements.

International Small Cap
Unaudited
Six Months Ended
1/31/22
Year Ended
7/31/21
Operations
Net investment income (loss) $ 88,501 $ 679,648
Net realized gain (loss) from investments and foreign currency 2,500,585 3,694,703
Change in net unrealized appreciation (depreciation) of investments and foreign currency (7,952,276) 11,022,967
Net increase (decrease) in net assets from operations (5,363,190) 15,397,318
Distributions to Shareholders
Dividends
Class A Shares (67,271) (5,928)
Class C Shares (2,654) (119)
Class R6 Shares (2,198,803) (490,236)
Class I Shares (1,803,135) (164,619)
Decrease in net assets from distributions to shareholders (4,071,863) (660,902)
Fund Share Transactions
Proceeds from sale of shares 27,243,718 6,327,229
Proceeds from shares issued to shareholders due to reinvestment of distributions 1,887,907 177,255
29,131,625 6,504,484
Cost of shares redeemed (6,544,104) (5,703,947)
Net increase (decrease) in net assets from Fund share transactions 22,587,521 800,537
Net increase (decrease) in net assets 13,152,468 15,536,953
Net assets at the beginning of period 59,058,690 43,521,737
Net assets at the end of period $ 72,211,158 $ 59,058,690
(1) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Financial Highlights

Emerging Markets Equity
The Fund's fiscal year end is July 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022(f) $ 25.77 $ 0.24 $ (3.69) $ (3.45) $ (0.29) $ (4.15) $ (4.44) $ 17.88
2021 24.26 (0.04) 3.43 3.39 (0.10) (1.78) (1.88) 25.77
2020 23.08 0.17 2.44 2.61 (0.20) (1.23) (1.43) 24.26
2019(h) 20.00 0.23 2.85 3.08 — — — 23.08
Class
C
2022(f) 25.55 0.17 (3.67) (3.50) (0.29) (4.15) (4.44) 17.61
2021 24.16 (0.24) 3.41 3.17 — (1.78) (1.78) 25.55
2020 23.00 0.03 2.39 2.42 (0.03) (1.23) (1.26) 24.16
2019(h) 20.00 0.01 2.99 3.00 — — — 23.00
Class
R6
2022(f) 25.82 0.32 (3.72) (3.40) (0.29) (4.15) (4.44) 17.98
2021 24.28 0.06 3.43 3.49 (0.17) (1.78) (1.95) 25.82
2020 23.10 0.26 2.43 2.69 (0.28) (1.23) (1.51) 24.28
2019(h) 20.00 0.16 2.96 3.12 (0.02) — (0.02) 23.10
Class
I
2022(f) 25.80 0.28 (3.71) (3.43) (0.29) (4.15) (4.44) 17.93
2021 24.28 0.04 3.42 3.46 (0.16) (1.78) (1.94) 25.80
2020 23.09 0.25 2.43 2.68 (0.26) (1.23) (1.49) 24.28
2019(h) 20.00 0.16 2.95 3.11 (0.02) — (0.02) 23.09
(a)
Per share Net Investment Income (Loss) is calculated using the average shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
Excludes the Fund's voluntary compensation from the Adviser.  See Note 7-Management Fees and Other Transactions with Affiliates for more information.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with
Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended January 31, 2022.
(g)
Annualized.
(h)
For the period November 27, 2018 (commencement of operations) through July 31, 2019.
N/A
Fund did not have Payment from Affiliates for the periods prior to the fiscal year ended July 31, 2020.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Total
Return
Excluding
Payment from
Affiliates(b),(c)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(d)
Net
Investment
Income (NII)
(Loss)(d)
NII (Loss)
Excluding
Payment from
Affiliates(c),(d)
Portfolio
Turnover
Rate(e)
( 12 .99 ) % ( 12 .99 ) % $ 223 2 .67% (g) 1 .19% (g) 2 .07% (g) 2 .05% (g) 33%
13 .59 13 .59 447 2 .47 1 .20 ( 0 .13 ) ( 0 .13 ) 81
11 .68 11 .68 256 2 .65 1 .20 0 .79 0 .79 124
15 .40 N/A 174 2 .29 (g) 1 .20 (g) 1 .52 (g) N/A (g) 42
( 13 .35 ) ( 13 .35 ) 48 3 .42 (g) 1 .94 (g) 1 .54 (g) 1 .52 (g) 33
12 .77 12 .77 70 3 .22 1 .95 ( 0 .86 ) ( 0 .86 ) 81
10 .80 10 .80 34 3 .40 1 .95 0 .12 0 .12 124
15 .00 N/A 32 3 .05 (g) 1 .95 (g) 0 .10 (g) N/A (g) 42
( 12 .76 ) ( 12 .76 ) 8,922 2 .16 (g) 0 .68 (g) 2 .77 (g) 2 .75 (g) 33
14 .01 14 .01 12,814 2 .10 0 .83 0 .21 0 .21 81
11 .99 11 .99 12,050 2 .34 0 .88 1 .19 1 .19 124
15 .62 N/A 11,462 2 .05 (g) 0 .95 (g) 1 .09 (g) N/A (g) 42
( 12 .90 ) ( 12 .90 ) 585 2 .42 (g) 0 .94 (g) 2 .44 (g) 2 .42 (g) 33
13 .85 13 .85 679 2 .22 0 .95 0 .14 0 .14 81
11 .98 11 .98 362 2 .40 0 .94 1 .18 1 .18 124
15 .57 N/A 29 2 .04 (g) 0 .95 (g) 1 .08 (g) N/A (g) 42

Financial Highlights
(continued)
Global Dividend Growth
The Fund's fiscal year end is July 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022(f) $ 32.93 $ 0.17 $ 1.34 $ 1.51 $ (0.26) $ (1.94) $ (2.20) $ 32.24
2021 27.15 0.45 5.83 6.28 (0.50) — (0.50) 32.93
2020 27.29 0.44 0.13 0.57 (0.44) (0.27) (0.71) 27.15
2019 27.81 0.52 0.10 0.62 (0.56) (0.58) (1.14) 27.29
2018 28.67 0.48 2.34 2.82 (0.43) (3.25) (3.68) 27.81
2017 26.65 0.51 2.53 3.04 (0.99) (0.03) (1.02) 28.67
Class
C
2022(f) 32.82 0.04 1.34 1.38 (0.14) (1.94) (2.08) 32.12
2021 27.06 0.22 5.82 6.04 (0.28) — (0.28) 32.82
2020 27.20 0.23 0.14 0.37 (0.24) (0.27) (0.51) 27.06
2019 27.73 0.31 0.10 0.41 (0.36) (0.58) (0.94) 27.20
2018 28.59 0.26 2.35 2.61 (0.22) (3.25) (3.47) 27.73
2017 26.57 0.32 2.51 2.83 (0.78) (0.03) (0.81) 28.59
Class
I
2022(f) 32.92 0.21 1.34 1.55 (0.30) (1.94) (2.24) 32.23
2021 27.14 0.52 5.84 6.36 (0.58) — (0.58) 32.92
2020 27.28 0.51 0.13 0.64 (0.51) (0.27) (0.78) 27.14
2019 27.81 0.58 0.10 0.68 (0.63) (0.58) (1.21) 27.28
2018 28.67 0.53 2.36 2.89 (0.50) (3.25) (3.75) 27.81
2017 26.65 0.60 2.50 3.10 (1.05) (0.03) (1.08) 28.67
(a)
Per share Net Investment Income (Loss) is calculated using the average shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
Excludes the Fund's voluntary compensation from the Adviser.  See Note 7-Management Fees and Other Transactions with Affiliates for more information.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with
Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended January 31, 2022.
(g)
Annualized.
N/A
Fund did not have Payment from Affiliates for periods prior to the fiscal year ended July 31, 2021.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Total
Return
Excluding
Payment from
Affiliates(b),(c)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(d)
Net
Investment
Income (NII)
(Loss)(d)
NII (Loss)
Excluding
Payment from
Affiliates(c),(d)
Portfolio
Turnover
Rate(e)
4 .56% 4 .56% $ 7,457 1 .95% (g) 1 .14% (g) 0 .99% (g) 0 .98% (g) 7%
23 .33 23 .33 7,242 2 .02 1 .15 1 .49 1 .49 12
2 .14 N/A 5,888 1 .69 1 .15 1 .61 N/A 33
2 .58 N/A 7,444 1 .77 1 .15 1 .94 N/A 22
10 .35 N/A 8,961 1 .88 1 .15 1 .73 N/A 48
11 .55 N/A 6,188 1 .25 1 .15 1 .88 N/A 33
4 .15 4 .15 1,164 2 .70 (g) 1 .89 (g) 0 .24 (g) 0 .23 (g) 7
22 .43 22 .43 1,377 2 .77 1 .90 0 .73 0 .73 12
1 .32 N/A 1,934 2 .44 1 .90 0 .87 N/A 33
1 .81 N/A 2,566 2 .52 1 .90 1 .17 N/A 22
9 .55 N/A 3,278 2 .63 1 .90 0 .93 N/A 48
10 .75 N/A 2,856 2 .00 1 .90 1 .18 N/A 33
4 .69 4 .69 10,758 1 .70 (g) 0 .89 (g) 1 .25 (g) 1 .24 (g) 7
23 .64 23 .64 11,376 1 .77 0 .90 1 .73 1 .73 12
2 .37 N/A 11,488 1 .44 0 .90 1 .91 N/A 33
2 .84 N/A 12,682 1 .52 0 .90 2 .19 N/A 22
10 .63 N/A 10,049 1 .61 0 .90 1 .90 N/A 48
11 .83 N/A 8,813 1 .01 0 .90 2 .20 N/A 33

Financial Highlights
(continued)
International Dividend Growth
The Fund's fiscal year end is July 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Accumulated
Net Realized
Gains
Return
of
Capital Total
Ending
NAV
Class
A
2022(f) $ 29.18 $ 0.94 $ (0.13) $ 0.81 $ (1.29) $ — $ — $ (1.29) $ 28.70
2021 24.93 0.51 4.34 4.85 (0.60) — — (0.60) 29.18
2020 25.85 0.46 (1.02) (0.56) (0.36) — — (0.36) 24.93
2019 27.30 0.62 (1.05) (0.43) (0.90) — (0.12) (1.02) 25.85
2018 26.90 0.59 0.45 1.04 (0.64) — — (0.64) 27.30
2017 24.85 0.73 2.10 2.83 (0.78) — — (0.78) 26.90
Class
C
2022(f) 28.82 0.75 (0.06) 0.69 (1.16) — — (1.16) 28.35
2021 24.66 0.24 4.34 4.58 (0.42) — — (0.42) 28.82
2020 25.60 0.30 (1.04) (0.74) (0.20) — — (0.20) 24.66
2019 27.02 0.37 (0.97) (0.60) (0.70) — (0.12) (0.82) 25.60
2018 26.67 0.42 0.40 0.82 (0.47) — — (0.47) 27.02
2017 24.64 0.58 2.04 2.62 (0.59) — — (0.59) 26.67
Class
I
2022(f) 29.21 1.02 (0.17) 0.85 (1.33) — — (1.33) 28.73
2021 24.96 0.56 4.36 4.92 (0.67) — — (0.67) 29.21
2020 25.88 0.57 (1.07) (0.50) (0.42) — — (0.42) 24.96
2019 27.33 0.89 (1.25) (0.36) (0.97) — (0.12) (1.09) 25.88
2018 26.93 0.71 0.40 1.11 (0.71) — — (0.71) 27.33
2017 24.88 0.89 2.01 2.90 (0.85) — — (0.85) 26.93
(a)
Per share Net Investment Income (Loss) is calculated using the average shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
Excludes the Fund's voluntary compensation from the Adviser.  See Note 7-Management Fees and Other Transactions
with Affiliates for more information.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended January 31, 2022.
(g)
Annualized.
N/A
Fund did not have Payment from Affiliates for periods prior to the fiscal year ended July 31, 2021.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Total
Return
Excluding
Payment from
Affiliates(b),(c)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(d)
Net
Investment
Income (NII)
(Loss)(d)
NII (Loss)
Excluding
Payment from
Affiliates(c),(d)
Portfolio
Turnover
Rate(e)
2.85% 2.85% $ 1,917 4.79% (g) 1.14% (g) 6.35% (g) 6.35% (g) 14%
19.70 19.70 1,957 4.85 1.14 1.89 1.89 18
(2.12) N/A 1,703 4.19 1.15 1.82 N/A 49
(1.56) N/A 2,597 3.29 1.15 2.39 N/A 101
3.92 N/A 2,049 3.56 1.15 2.14 N/A 31
11.65 N/A 2,132 4.53 1.15 2.92 N/A 25
2.48 2.48 187 5.54 (g) 1.89 (g) 5.16 (g) 5.16 (g) 14
18.79 18.79 216 5.60 1.89 0.91 0.91 18
(2.89) N/A 456 4.94 1.90 1.20 N/A 49
(2.24) N/A 464 4.05 1.90 1.43 N/A 101
3.13 N/A 636 4.33 1.90 1.55 N/A 31
10.81 N/A 785 5.19 1.90 2.31 N/A 25
2.98 2.98 2,389 4.54 (g) 0.89 (g) 6.88 (g) 6.88 (g) 14
19.98 19.98 2,838 4.60 0.89 2.09 2.09 18
(1.86) N/A 2,637 3.94 0.90 2.28 N/A 49
(1.30) N/A 1,962 3.05 0.90 3.40 N/A 101
4.18 N/A 2,330 3.32 0.90 2.58 N/A 31
11.92 N/A 2,431 4.14 0.90 3.52 N/A 25

Financial Highlights
(continued)
International Growth
The Fund's fiscal year end is July 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022(e) $ 58.39 $ (0.06) $ (7.05) $ (7.11) $ (0.35) $ (1.26) $ (1.61) $ 49.67
2021 48.50 0.03 9.86 9.89 — — — 58.39
2020 44.68 0.03 3.91 3.94 (0.12) — (0.12) 48.50
2019 48.43 0.18 (2.10) (1.92) (0.47) (1.36) (1.83) 44.68
2018 43.68 0.09 4.70 4.79 (0.04) — (0.04) 48.43
2017 37.61 0.06 6.01 6.07 — — — 43.68
Class
C
2022(e) 54.72 (0.25) (6.59) (6.84) (0.32) (1.26) (1.58) 46.30
2021 45.79 (0.36) 9.29 8.93 — — — 54.72
2020 42.40 (0.28) 3.67 3.39 — — — 45.79
2019 45.96 (0.15) (1.94) (2.09) (0.11) (1.36) (1.47) 42.40
2018 41.72 (0.25) 4.49 4.24 — — — 45.96
2017 36.20 (0.16) 5.68 5.52 — — — 41.72
Class
R6
2022(e) 58.77 0.03 (7.10) (7.07) (0.35) (1.26) (1.61) 50.09
2021 48.65 0.20 9.92 10.12 — — — 58.77
2020 45.22 0.47 3.23 3.70 (0.27) — (0.27) 48.65
2019 48.99 0.33 (2.14) (1.81) (0.60) (1.36) (1.96) 45.22
2018 44.13 0.26 4.75 5.01 (0.15) — (0.15) 48.99
2017 37.86 0.27 6.00 6.27 — — — 44.13
Class
I
2022(e) 59.07 0.02 (7.15) (7.13) (0.35) (1.26) (1.61) 50.33
2021 48.94 0.17 9.96 10.13 — — — 59.07
2020 45.08 0.14 3.95 4.09 (0.23) — (0.23) 48.94
2019 48.89 0.29 (2.15) (1.86) (0.59) (1.36) (1.95) 45.08
2018 44.08 0.21 4.75 4.96 (0.15) — (0.15) 48.89
2017 37.86 0.23 5.99 6.22 — — — 44.08
(a)
Per share Net Investment Income (Loss) is calculated using the average shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
Excludes the Fund's voluntary compensation from the Adviser.  See Note 7-Management Fees and Other Transactions
with Affiliates for more information.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended January 31, 2022.
(f)
Annualized.
N/A
Fund did not have Payment from Affiliates for the periods prior to the fiscal year ended July 31, 2020.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Total
Return
Excluding
Payment from
Affiliates(b),(c)
Ending
Net
Assets
(000) Expenses
Net
Investment
Income (NII)
(Loss)
NII (Loss)
Excluding
Payment from
Affiliates(c)
Portfolio
Turnover
Rate(d)
(12.33) % (12.35) % $ 39,338 1.04% (f) (0.19) % (f) (0.21) % (f) 39%
20.39 20.39 51,352 1.05 0.05 0.04 70
8.82 8.82 42,488 1.13 0.08 0.07 47
(3.15) N/A 45,737 1.13 0.42 N/A 52
10.98 N/A 55,476 1.13 0.19 N/A 81
16.11 N/A 51,018 1.14 0.16 N/A 318
(12.66) (12.68) 5,718 1.79 (f) (0.94) (f) (0.96) (f) 39
19.50 19.50 7,768 1.80 (0.70) (0.71) 70
8.00 8.00 9,356 1.88 (0.67) (0.68) 47
(3.89) N/A 12,704 1.88 (0.37) N/A 52
10.14 N/A 23,861 1.88 (0.54) N/A 81
15.28 N/A 17,131 1.89 (0.45) N/A 318
(12.18) (12.19) 2,198,181 0.69 (f) 0.12 (f) 0.10 (f) 39
20.80 20.80 2,003,510 0.71 0.34 0.33 70
8.19 8.19 404 0.78 1.08 1.08 47
(2.83) N/A 22,529 0.78 0.75 N/A 52
11.36 N/A 33,524 0.79 0.54 N/A 81
16.56 N/A 30,400 0.77 0.71 N/A 318
(12.22) (12.23) 189,274 0.79 (f) 0.07 (f) 0.05 (f) 39
20.70 20.70 272,461 0.80 0.30 0.29 70
9.08 9.08 252,529 0.88 0.32 0.31 47
(2.93) N/A 298,320 0.88 0.66 N/A 52
11.25 N/A 377,051 0.88 0.44 N/A 81
16.43 N/A 267,558 0.89 0.60 N/A 318

Financial Highlights
(continued)
International Small Cap
The Fund's fiscal year end is July 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022(e) $ 26.57 $ (0.01) $ (1.80) $ (1.81) $ (0.53) $ (0.84) $ (1.37) $ 23.39
2021 19.80 0.25 6.77 7.02 (0.25) — (0.25) 26.57
2020 20.48 0.19 (0.42) (0.23) (0.45) — (0.45) 19.80
2019 20.17 0.34 0.02 0.36 (0.05) — (0.05) 20.48
2018(g) 20.00 0.23 (0.06) 0.17 — — — 20.17
Class
C
2022(e) 26.28 (0.10) (1.78) (1.88) (0.53) (0.84) (1.37) 23.03
2021 19.60 0.07 6.71 6.78 (0.10) — (0.10) 26.28
2020 20.28 0.04 (0.43) (0.39) (0.29) — (0.29) 19.60
2019 20.07 0.17 0.04 0.21 — — — 20.28
2018(g) 20.00 0.08 (0.01) 0.07 — — — 20.07
Class
R6
2022(e) 26.62 0.04 (1.81) (1.77) (0.54) (0.84) (1.38) 23.47
2021 19.84 0.32 6.77 7.09 (0.31) — (0.31) 26.62
2020 20.50 0.25 (0.41) (0.16) (0.50) — (0.50) 19.84
2019 20.20 0.41 (0.01) 0.40 (0.10) — (0.10) 20.50
2018(g) 20.00 0.21 (0.01) 0.20 — — — 20.20
Class
I
2022(e) 26.61 0.03 (1.81) (1.78) (0.54) (0.84) (1.38) 23.45
2021 19.83 0.31 6.77 7.08 (0.30) — (0.30) 26.61
2020 20.50 0.25 (0.42) (0.17) (0.50) — (0.50) 19.83
2019 20.20 0.42 (0.02) 0.40 (0.10) — (0.10) 20.50
2018(g) 20.00 0.24 (0.04) 0.20 — — — 20.20
(a)
Per share Net Investment Income (Loss) is calculated using the average shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended January 31, 2022.
(f)
Annualized.
(g)
For the period December 18, 2017 (commencement of operations) through July 31, 2018.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
Net
Investment
Income (NII)
(Loss)(c)
Portfolio
Turnover
Rate(d)
(7.02) % $ 1,580 1.40% (f) 1.19% (f) (0.10) % (f) 24%
35.64 767 1.45 1.20 1.07 72
(1.35) 459 1.64 1.20 0.97 43
1.83 471 1.73 1.20 1.72 26
0.85 234 4.49 (f) 1.20 (f) 1.82 (f) 44
(7.39) 45 2.15 (f) 1.94 (f) (0.76) (f) 24
34.65 50 2.20 1.94 0.29 72
(2.07) 25 2.39 1.94 0.22 43
1.05 25 2.49 1.95 0.88 26
0.35 25 5.12 (f) 1.95 (f) 0.63 (f) 44
(6.89) 37,446 1.10 (f) 0.89 (f) 0.30 (f) 24
35.98 42,406 1.17 0.91 1.36 72
(1.01) 31,637 1.35 0.90 1.26 43
2.07 32,539 1.45 0.92 2.11 26
1.00 2,076 4.19 (f) 0.94 (f) 1.64 (f) 44
(6.93) 33,140 1.15 (f) 0.94 (f) 0.20 (f) 24
35.94 15,836 1.20 0.95 1.33 72
(1.07) 11,401 1.39 0.95 1.24 43
2.07 10,649 1.48 0.95 2.14 26
1.00 5,135 4.47 (f) 0.95 (f) 1.89 (f) 44

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information
The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Emerging Markets Equity Fund (“Emerging Markets Equity”), Nuveen
Global Dividend Growth Fund (“Global Dividend Growth”), Nuveen International Dividend Growth Fund (“International Dividend Growth”), Nuveen
International Growth Fund (“International Growth”) and Nuveen International Small Cap Fund (“International Small Cap”) (each a “Fund” and collectively the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on June 27, 1997.
The end of the reporting period for the Funds is January 31, 2022, and the period covered by these Notes to Financial Statements is the six months ended January 31, 2022 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. As of December 31, 2021, the Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (“NAM”), a subsidiary of the Adviser, under which NAM manages the investment portfolios of the Funds. Prior to December 31, 2021, the Adviser had entered into sub-advisory agreements with Santa Barbara Asset Management (“Santa Barbara”) and Winslow
Capital Management, LLC, (“Winslow”), each an affiliate of the Adviser.
Sub-Adviser and Fund Name Changes
Nuveen Global Dividend Growth Fund and Nuveen International Dividend Growth Fund
In August 2021, the Funds’ Board of Trustees (the “Board”) approved amended and restated sub-advisory agreements, effective on December
31, 2021, between the Adviser and NAM, pursuant to which NAM replaced Santa Barbara as each Fund’s sub-adviser. NAM and Santa Barbara are both affiliates of the Adviser and subsidiaries of Nuveen. In connection therewith, the Board also approved the following name changes, effective
November 30, 2021:
• Nuveen Santa Barbara Global Dividend Growth Fund to Nuveen Global Dividend Growth Fund
• Nuveen Santa Barbara International Dividend Growth Fund to Nuveen International Dividend Growth Fund
The Funds’ portfolio management teams and investment strategies were not affected by these changes.
Nuveen International Small Cap Fund
On September 20, 2021, the Board approved an amended and restated sub-advisory agreement, effective on December 1, 2021, between the
Adviser and NAM, pursuant to which NAM replaced Winslow as the Fund’s sub-adviser. NAM and Winslow are both affiliates of the Adviser and subsidiaries of Nuveen. In connection therewith, the Board also approved that the Fund be renamed Nuveen International Small Cap Fund, effective
December 1, 2021.
The Fund’s portfolio management team and investment strategies were not affected by these changes.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase.
Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the Funds’ investments in non-U.S. securities were as follows:
Emerging Markets Equity Value
% of
Net Assets
Country:
China $ 2,976,234 30.5%
Taiwan 1,506,439 15.5
Brazil 1,084,438 11.1
India 825,035 8.5
South Korea 752,642 7.6
Mexico 575,493 5.9
Indonesia 323,206 3.3
Macau 322,267 3.3
Russia 287,556 2.9
Other 576,602 5.9
Total non-U.S. Securities $9,229,912 94.5%

Notes to Financial Statements
(Unaudited) (continued)
Global Dividend Growth Value
% of
Net Assets
Country:
Japan $ 1,355,081 7.0%
United Kingdom 1,193,643 6.2
Canada 937,592 4.8
France 926,824 4.8
Germany 696,191 3.6
Australia 494,220 2.6
Hong Kong 465,083 2.4
Switzerland 390,127 2.0
Total non-U.S. Securities $6,458,761 33.4%
International Dividend Growth Value
% of
Net Assets
Country:
United Kingdom $ 1,032,959 22.9%
Japan 743,816 16.5
France 477,619 10.6
Canada 418,676 9.3
Germany 270,653 6.0
Hong Kong 223,022 5.0
Australia 203,256 4.5
Denmark 193,167 4.3
Netherlands 192,522 4.3
Other 506,884 11.4
Total non-U.S. Securities $4,262,574 94.8%
International Growth Value
% of
Net Assets
Country:
United Kingdom $ 350,675,232 14.4%
France 350,511,768 14.4
Canada 228,725,566 9.4
Japan 196,378,091 8.1
Ireland 133,463,137 5.5
Germany 127,269,821 5.2
Switzerland 108,682,367 4.5
India 106,997,225 4.4
Taiwan 105,593,165 4.3
China 101,448,376 4.2
Other 463,390,198 19.0
Total non-U.S. Securities $2,273,134,946 93.4%
International Small Cap Value
% of
Net Assets
Country:
Japan $ 16,532,179 22.9%
United Kingdom 15,452,302 21.4
Canada 9,727,278 13.5
Australia 3,806,544 5.3
Germany 3,101,963 4.3
Netherlands 2,666,172 3.7
Israel 2,663,438 3.7
Norway 2,076,207 2.9
Denmark 1,973,354 2.7
Other 11,694,992 16.2
Total non-U.S. Securities $69,694,429 96.6%

Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value.
Interest income is recorded on an accrual basis and includes accretion of discount and amortization of premiums for financial reporting purposes.
Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are
“readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotation are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based

Notes to Financial Statements
(Unaudited) (continued)
on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the
Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the independent pricing service (“pricing service”) and are generally classified as Level 1 or
2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Repurchase Agreements
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Emerging Markets Equity
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 3,966,146 $ 5,304,937
**
$ – $ 9,271,083
Short-Term Investments:
Repurchase Agreements – 688,774 – 688,774
Total
$ 3,966,146 $ 5,993,711 $ – $ 9,959,857
Global Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 13,047,212 $ 5,920,428
**
$ – $ 18,967,640
Short-Term Investments:
Repurchase Agreements – 401,990 – 401,990
Total
$ 13,047,212 $ 6,322,418 $ – $ 19,369,630
International Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 418,676 $ 3,999,408
**
$ – $ 4,418,084
Total
$ 418,676 $ 3,999,408 $ – $ 4,418,084
International Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 619,825,588 $ 1,733,252,612
**
$ – $ 2,353,078,200
Short-Term Investments:
Repurchase Agreements – 60,408,163 – 60,408,163
Total
$ 619,825,588 $ 1,793,660,775 $ – $ 2,413,486,363
International Small Cap
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 12,883,501 $ 57,341,169
**
$ – $ 70,224,670
Investments Purchased with Collateral from Securities Lending 849,545 – – 849,545
Short-Term Investments:
Repurchase Agreements – 1,606,516 – 1,606,516
Total
$ 13,733,046 $ 58,947,685 $ – $ 72,680,731
* Refer to the Fund's Portfolio of Investments for industry classifications.
** Refer to the Fund’s Portfolio of Investments for securities classified as Level 2.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Emerging Markets Equity Fixed Income Clearing Corporation $ 688,774 $     (702,550)
Global Dividend Growth Fixed Income Clearing Corporation 401,990 (410,102)
International Growth Fixed Income Clearing Corporation 60,408,163 (61,616,369)
International Small Cap Fixed Income Clearing Corporation 1,606,516 (1,638,736)

Notes to Financial Statements
(Unaudited) (continued)
Securities Lending
The Funds may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Funds retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’
custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Investment Transactions
Long-term purchases and sales (excluding securities purchased with collateral from securities lending, where applicable) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
International Small Cap Common Stock $832,824 $849,545
Fund Purchases Sales
Emerging Markets Equity $ 3,960,262 $ 6,511,775
Global Dividend Growth 1,421,576 2,704,919
International Dividend Growth 685,924 1,161,921
International Growth 1,356,132,167 943,297,644
International Small Cap 33,988,226 15,761,852

to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
1/31/22
Year Ended
7/31/21
Emerging Markets Equity Shares Amount Shares Amount
Shares sold:
Class A 485 $11,442 12,323 $349,913
Class C 166 4,000 1,322 37,474
Class I — — 19,462 555,943
Shares issued to shareholders due to reinvestment of distributions:
Class A 2,667 47,366 984 26,658
Class C 429 7,517 36 956
Class I 6,337 112,856 985 26,742
10,084 183,181 35,112 997,686
Shares redeemed:
Class A (8,038) (189,678) (6,487) (188,431)
Class C (621) (10,933) (11) (286)
Class I (43) (1,070) (9,066) (260,068)
(8,702) (201,681) (15,564) (448,785)
Net increase (decrease) 1,382 $(18,500) 19,548 $548,901
Six Months Ended
1/31/22
Year Ended
7/31/21
Global Dividend Growth Shares Amount Shares Amount
Shares sold:
Class A 15,326 $505,446 47,120 $1,420,304
Class A - automatic conversion of Class C Shares 75 2,533 2,752 87,122
Class A - automatic conversion of Class R3 Shares — — 4,952 164,001
Class C 315 10,300 2,865 84,817
Class R3
(1)
— — 362 10,314
Class I 9,296 310,609 31,365 942,392
Shares issued to shareholders due to reinvestment of distributions:
Class A 14,216 462,789 3,570 106,983
Class C 2,156 69,875 506 14,830
Class R3
(1)
— — 50 1,429
Class I 19,747 642,772 6,419 191,147
61,131 2,004,324 99,961 3,023,339
Shares redeemed:
Class A (18,247) (608,232) (55,385) (1,693,545)
Class C (8,088) (269,921) (30,154) (896,608)
Class C - automatic conversion to Class A Shares (75) (2,533) (2,761) (87,122)
Class R3
(1)
— — (2,662) (87,313)
Class R3 - automatic conversion to Class A Shares — — (4,965) (164,001)
Class I (40,794) (1,351,104) (115,603) (3,422,922)
(67,204) (2,231,790) (211,530) (6,351,511)
Net increase (decrease) (6,073) $(227,466) (111,569) $(3,328,172)
(1) Class R3 Shares were converted to Class A at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other
Nuveen mutual funds.

Notes to Financial Statements
(Unaudited) (continued)
Six Months Ended
1/31/22
Year Ended
7/31/21
International Dividend Growth Shares Amount Shares Amount
Shares sold:
Class A 9,556 $284,512 9,752 $262,793
Class A - automatic conversion of Class C Shares — — 2,471 69,400
Class C 869 25,000 543 15,700
Class I 388 11,258 885 23,971
Shares issued to shareholders due to reinvestment of distributions:
Class A 2,986 84,890 1,384 37,175
Class C 258 7,247 127 3,364
Class I 2,313 65,755 1,454 38,977
16,370 478,662 16,616 451,380
Shares redeemed:
Class A (12,803) (372,513) (14,844) (396,956)
Class C (2,007) (58,717) (9,188) (234,660)
Class C - automatic conversion to Class A Shares — — (2,500) (69,400)
Class R3
(1)
— — (2,500) (73,900)
Class I (16,697) (485,140) (10,826) (294,473)
(31,507) (916,370) (39,858) (1,069,389)
Net increase (decrease) (15,137) $(437,708) (23,242) $(618,009)
(1) Class R3 Shares were converted to Class A at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other
Nuveen mutual funds.
Six Months Ended
1/31/22
Year Ended
7/31/21
International Growth Shares Amount Shares Amount
Shares sold:
Class A 53,770 $3,013,355 110,025 $6,110,312
Class A - automatic conversion of Class C Shares 6 353 209 11,933
Class A - automatic conversion of Class R3 Shares — — 6,921 408,523
Class C 2,027 106,280 16,667 872,636
Class R3
(1)
— — 1,558 82,610
Class R6 9,640,881 541,004,134 37,326,223 1,969,387,348
Class I 505,543 27,913,604 852,427 47,288,427
Shares issued to shareholders due to reinvestment of distributions:
Class A 20,818 1,102,267 — —
Class C 3,598 177,690 — —
Class R6 1,266,862 67,622,501 — —
Class I 70,244 3,767,941 — —
11,563,749 644,708,125 38,314,030 2,024,161,789
Shares redeemed:
Class A (162,122) (9,271,119) (113,794) (6,231,046)
Class C (24,089) (1,245,366) (78,814) (4,023,562)
Class C - automatic conversion to Class A Shares (7) (353) (222) (11,933)
Class R3
(1)
— — (7,252) (411,248)
Class R3 - automatic conversion to Class A Shares — — (7,031) (408,523)
Class R6 (1,116,237) (63,934,436) (3,244,040) (187,932,689)
Class I (1,427,448) (81,778,383) (1,400,022) (77,908,753)
(2,729,903) (156,229,657) (4,851,175) (276,927,754)
Net increase (decrease) 8,833,846 $488,478,468 33,462,855 $1,747,234,035
(1) Class R3 Shares were converted to Class A at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other
Nuveen mutual funds.

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
1/31/22
Year Ended
7/31/21
International Small Cap Shares Amount Shares Amount
Shares sold:
Class A 42,932 $1,090,428 5,527 $136,319
Class C 23 600 661 16,840
Class R6 1,220 31,834 5,674 130,701
Class I 1,001,750 26,120,856 239,564 6,043,369
Shares issued to shareholders due to reinvestment of distributions:
Class A 2,640 65,548 247 5,620
Class C 38 941 — —
Class R6 1,340 33,363 358 8,172
Class I 71,834 1,788,055 7,173 163,463
1,121,777 29,131,625 259,204 6,504,484
Shares redeemed:
Class A (6,904) (171,923) (78) (1,726)
Class C — — — —
Class R6 (52) (1,341) (8,005) (195,100)
Class I (255,742) (6,370,840) (226,691) (5,507,121)
(262,698) (6,544,104) (234,774) (5,703,947)
Net increase (decrease) 859,079 $22,587,521 24,430 $800,537
Fund Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Emerging Markets Equity $ 10,076,019 $ 1,746,351 $ (1,862,513) $ (116,162)
Global Dividend Growth 12,395,696 7,282,755 (308,821) 6,973,934
International Dividend Growth 3,277,145 1,393,848 (252,909) 1,140,939
International Growth 2,381,069,381 253,361,349 (220,944,367) 32,416,982
International Small Cap 68,536,191 9,103,684 (4,959,144) 4,144,540
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Emerging Markets Equity $ 1,309,211 $ 921,124 $ 720,735 $ — $ — $ — $ 2,951,070
Global Dividend Growth 16,994 788,235 6,754,196 — — — 7,559,425
International Dividend
Growth 36,213 — 1,322,374 (160,362) — — 1,198,225
International Growth 62,996,424 11,653,908 261,196,250 — — (48,267) 335,798,315
International Small Cap 479,123 1,124,573 12,096,198 — — — 13,699,894

Notes to Financial Statements
(Unaudited) (continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes,
Fund Short-Term Long-Term Total
Emerging Markets Equity $ — $ — $ —
Global Dividend Growth — — —
International Dividend Growth — 160,362 160,362
International Growth — — —
International Small Cap — — —
Average Daily Net Assets
Emerging
Markets
Equity
Global
Dividend
Growth
International
Dividend
Growth
International
Growth
International
Small
Cap
For the first $125 million 0.7000% 0.5500% 0.5500% 0.5500% 0.7000%
For the next $125 million 0.6875 0.5375 0.5375 0.5375 0.6875
For the next $250 million 0.6750 0.5250 0.5250 0.5250 0.6750
For the next $500 million 0.6625 0.5125 0.5125 0.5125 0.6625
For the next $1 billion 0.6500 0.5000 0.5000 0.5000 0.6500
For the next $3 billion 0.6250 0.4750 0.4750 0.4750 0.6250
For the next $2.5 billion 0.6000 0.4500 0.4500 0.4500 0.6000
For the next $2.5 billion 0.5875 0.4375 0.4375 0.4375 0.5875
For net assets over $10 billion 0.5750 0.4250 0.4250 0.4250 0.5750
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445

leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of January 31, 2022, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee.  Class R6 Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of
Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
The Funds receive voluntary compensation from the Adviser in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized as Payment from affiliate on the Statement of Operations, and any income due to the Funds as of the end of the reporting period is recognized as
“Receivable due from affiliate” on the Statement of Assets and Liabilities.
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
Fund Complex-Level Fee
Emerging Markets Equity 0 .1537%
Global Dividend Growth 0 .1537
International Dividend Growth 0 .1537
International Growth 0 .1576
International Small Cap 0 .1537
Average Daily Net Assets
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Nuveen Emerging Markets Equity Fund 0.99% July 31, 2023 N/A
Nuveen Global Dividend Growth Fund 0.94% July 31, 2023 N/A
Nuveen International Dividend Growth Fund 0.94% July 31, 2023 N/A
Nuveen International Growth Fund 0.90% July 31, 2023 1.45%
Nuveen International Small Cap Fund 0.99% July 31, 2023 1.00%
N/A - Not Applicable.
Fund Purchases Sales
Realized
Gain (Loss)
Emerging Markets Equity $ — $ — $ —
Global Dividend Growth — — —
International Dividend Growth — — —
International Growth — 3,101,214 292,946
International Small Cap — — —

Notes to Financial Statements
(Unaudited) (continued)
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
As of the end of the reporting period, the TIAA-CREF Lifecycle 2030 Fund, TIAA-CREF Lifecycle 2035 Fund, TIAA-CREF Lifecycle 2040 Fund,
TIAA-CREF Lifecycle 2045 Fund and TIAA-CREF Lifecycle 2050 Fund owned 11%, 13%, 17%, 13%, 10% of Class R6 Shares of International Growth,
respectively.
8. Borrowing Arrangements
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Emerging Markets Equity $ — $ —
Global Dividend Growth 4,360 4,045
International Dividend Growth 3,095 2,838
International Growth 11,733 10,423
International Small Cap 819 745
Fund
Commission
Advances
Emerging Markets Equity $ 40
Global Dividend Growth 1,825
International Dividend Growth 1,250
International Growth 1,006
International Small Cap 151
Fund
12b-1 Fees
Retained
Emerging Markets Equity $ —
Global Dividend Growth 107
International Dividend Growth 159
International Growth 2,191
International Small Cap 197
Fund
CDSC
Retained
Emerging Markets Equity $ —
Global Dividend Growth 624
International Dividend Growth 164
International Growth 911
International Small Cap —

Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2022 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of
Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense”
on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, each Fund’s maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities,
where applicable.
Fund
Maximum
Outstanding
Balance
Emerging Markets Equity $ 41,407
Global Dividend Growth —
International Dividend Growth —
International Growth —
International Small Cap —
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Emerging Markets Equity $ 3 $ 41,407 1.39%
Global Dividend Growth — — —
International Dividend Growth — — —
International Growth — — —
International Small Cap — — —

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Lipper Emerging Markets Funds Classification Average:
Represents the average annualized total returns for all reporting funds in the Lipper Emerging Markets Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Global Equity Income Funds Classification Average:
Represents the average annualized total returns for all
reporting funds in the Lipper Global Equity Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper International Multi-Cap Growth Funds Classification Average:
Represents the average annualized total returns
for all reporting funds in the Lipper International Multi-Cap Growth Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper International Small/Mid-Cap Classification Average
:
Represents the average annualized returns for all reporting
funds in the Lipper International Small/Mid-Cap Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper International Equity Income Funds Classification Average:
Represents the average annualized total returns for all
reporting funds in the Lipper International Equity Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
MSCI ACWI ex USA Index (Net):
An index designed to measure the performance of large and mid-cap securities across 22 of 23 developed market countries, excluding the U.S. and 23 emerging market countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI World ex USA Small Cap Index (Net):
An index designed to measure the performance of small cap securities across
22 of 23 developed market countries, excluding the U.S. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI EAFE (Europe, Australasia, Far East) Index (Net):
An index designed to measure the performance of large and mid-
cap securities across 21 of 23 developed market countries, excluding the U.S. and Canada. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI Emerging Markets Index (Net):
An index designed to measure the performance of large and mid-cap equity securities across 25 emerging market countries. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI World Index (Net):
An index designed to measure the performance of large and mid-cap equity securities across 23 developed market countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Tax Equalization:
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents his proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage each Fund’s liquidity risk. The
Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors (the “Board”) previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser (the “Adviser”), as the administrator of the Program. The Adviser’s Liquidity
Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the Adviser’s Liquidity Oversight Sub-
Committee (“LOSC”). LMAT and LOSC are composed of personnel from the Adviser and Teachers Advisors, LLC, an affiliate of the Adviser.
At a May 26, 2021 meeting of the Board, the Adviser provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for the calendar year 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the
Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the
Fund’s investment strategy and the liquidity of its portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each of the Funds’ portfolio investments are classified into one of four liquidity categories (including the most liquid, “Highly Liquid,” and the least liquid, “Illiquid,” as discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, using third-party vendor data.
A fund that does not primarily hold Highly Liquid investments must, among other things, determine a minimum percentage of the fund’s net assets that must be invested in Highly Liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held
Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a fund from acquiring Illiquid investments if doing so would result in the fund holding more than 15% of its net assets in Illiquid investments, and requires certain reporting to the fund’s board and the Securities and Exchange Commission any time a fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, the Funds did not exceed the 15% limit on Illiquid investments.

Annual Investment Management
(Unaudited)

The Board of Trustees (the “Board,” and each Trustee, a “Board Member”) of the Funds, which is comprised entirely of Board Members who are not
“interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)), is responsible for determining whether to approve the respective Fund’s advisory arrangements, including sub-advisory arrangements. At a meeting held on May 25-27, 2021 (the “May Meeting”) at which it conducted its annual review of the advisory arrangements of the Funds, the Board approved, for each respective Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with (a) in the case of Nuveen Emerging Markets Equity Fund and Nuveen International Growth
Fund, Nuveen Asset Management, LLC (“NAM”); (b) in the case of Nuveen Global Dividend Growth Fund (the “Global Dividend Fund”) and Nuveen
International Dividend Growth Fund (the “International Dividend Fund” and, together with the Global Dividend Fund, the “Dividend Funds”),
Santa Barbara Asset Management, LLC (“Santa Barbara”); and (c) in the case of Nuveen International Small Cap Fund (the “International Small Cap
Fund”), Winslow Capital Management, LLC (“Winslow”). (A discussion of the Board’s approval at the May Meeting of the renewal of the Investment
Management Agreements and Sub-Advisory Agreements is included in the Funds’ respective annual reports for the period ended July 31, 2021.)
Subsequent to the May Meeting, the Adviser discussed with the Board the proposed transfer of a number of the existing mandates of Santa Barbara and Winslow to NAM in connection with certain strategic initiatives to identify opportunities across the Nuveen equities and fixed income platform in seeking to drive greater collaboration and alignment across Nuveen’s investment specialists. A discussion of the Board’s approval in August 2021 of (a) the transfer of each Dividend Fund’s sub-advisory agreement with Santa Barbara to NAM, effective December 31, 2021; and (b) an amended and restated sub-advisory agreement for each Dividend Fund with NAM, effective as of December 31, 2021, is set forth in Part I below. A discussion of the Board’s approval in September 2021 of (a) the transfer of the International Small Cap Fund’s sub-advisory agreement with Winslow to NAM, effective December 1, 2021; and (b) an amended and restated sub-advisory agreement for the International Small Cap Fund with NAM, effective as of December 1, 2021, is set forth in Part II below.
PART I
Nuveen Global Dividend Growth Fund
Nuveen International Dividend Growth Fund
As noted above, at the May Meeting, at which it approved the renewal of the advisory arrangements of the Dividend Funds (for purposes of this
Part I, each, a “Fund”), the Board approved the renewal of the renewal of each Fund’s Investment Management Agreement with the Adviser and
Sub-Advisory Agreement (for purposes of this Part I, each, a “Santa Barbara Sub-Advisory Agreement”) with Santa Barbara, an affiliate of the Adviser.
Subsequent to the May Meeting, the Adviser discussed with the Board the proposed transfer of a number of Santa Barbara’s existing mandates to
NAM, also an affiliate of the Adviser, in connection with certain strategic initiatives to identify opportunities across the Nuveen equities and fixed income platform in seeking to drive greater collaboration and alignment across Nuveen’s investment specialists. In this regard, for each Fund, the
Adviser (i) proposed the transfer of such Fund’s Santa Barbara Sub-Advisory Agreement to NAM, effective December 31, 2021 (for purposes of this
Part I, each, a “Transfer”) and (ii) requested that the Board approve an amended and restated sub-advisory agreement, effective as of December
31, 2021, between the Adviser and NAM (for purposes of this Part I, each, a “New Sub-Advisory Agreement”). Accordingly, at a meeting held on
August 2-4, 2021 (the “August Meeting”), the Board approved, for each Fund, the respective Transfer and New Sub-Advisory Agreement.
Although the 1940 Act requires that approvals of the Funds’ advisory arrangements be approved by the in-person vote of a majority of the Board
Members, the August Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and governmental restrictions on gatherings. The August Meeting was held virtually in reliance on certain exemptive relief the Securities and Exchange Commission provided to registered investment companies providing temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in light of these challenges.
In conjunction with their evaluation of the New Sub-Advisory Agreements at the August Meeting, the Board Members had received, in adequate time in advance of the August Meeting and/or at prior meetings, materials that covered, among other things: (a) the nature, extent and quality of services expected to be provided by NAM; (b) the organization of NAM; (c) certain performance-related information (as described below); (d) the proposed sub-advisory fees of NAM and the profitability of Nuveen and its affiliates (including NAM) for their advisory activities; and (e) the soft dollar practices of NAM. At the August Meeting and/or at prior meetings, the Adviser made presentations to and responded to questions from the
Board.
In connection with its review of the New Sub-Advisory Agreements, the Board was advised by independent legal counsel. In addition, prior to the August Meeting, the Board Members had received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing advisory agreements. The Board’s decision to approve the New Sub-Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided, and each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process. The following summarizes the principal factors and information, but not all the factors, the Board considered in deciding to approve the New Sub-
Advisory Agreements and its conclusions.
A. Nature, Extent and Quality of Services
As noted above, the Board recognized that Nuveen management had embarked on various strategic initiatives identifying opportunities across the Nuveen equities and fixed income platform, seeking to drive greater collaboration and alignment across Nuveen’s investment specialists, and recommended the Transfers as a result of these efforts. The Board considered the nature, extent and quality of the services expected to be provided to the Funds by NAM under the New Sub-Advisory Agreements, including the portfolio management services. The Board acknowledged that while portfolio management services would be provided by NAM rather than Santa Barbara following the Transfers, no changes were expected to be

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
made to, among other things, the nature and level of sub-advisory services provided to the Funds or the day-to-day management of the Funds. In this regard, the Board was aware that it was expected that the Santa Barbara personnel who provided portfolio management services to the Funds prior to the Transfers would continue to do so as personnel of NAM following the Transfers. Notwithstanding the foregoing, the Board Members recognized that personnel changes may occur as a result of, for example, normal business developments or personal career decisions. Further, as NAM already serves as a sub-adviser to other Nuveen funds overseen by the Board Members, the Board has a good understanding of NAM’s organization and operations. As the Board Members meet regularly throughout the year to oversee the Nuveen funds, including Nuveen funds sub-advised by NAM, the Board Members also have relied upon their knowledge from their meetings and other interactions with respect to NAM in evaluating the New Sub-Advisory Agreements.
Based on their review, the Board Members found that, overall, the nature, extent and quality of services expected to be provided to each Fund under the corresponding New Sub-Advisory Agreement were satisfactory and supported approval of such New Sub-Advisory Agreement.
B. Investment Performance
With respect to each Fund, at the May Meeting and at various other meetings, the Board considered such Fund’s performance over various time periods. In connection with approving the New Sub-Advisory Agreements, the Board recognized that there is no performance record for the Funds with NAM as the sub-adviser. The Board Members, however, were familiar with the performance records of other Nuveen funds sub-advised by
NAM. Further, as noted above, the Board was aware that the Santa Barbara personnel providing portfolio management services to the Funds prior to the Transfers were expected to continue to do so as personnel of NAM following the Transfers.
C. Sub-Advisory Fees and Profitability
At the May Meeting, the Board Members considered the Funds’ respective management fees and net expense ratios. In this regard, for each
Fund, the Board had considered, among other things, the sub-advisory fee paid to Santa Barbara in light of the sub-advisory services provided to such Fund and any applicable breakpoint schedule, as well as comparative data of the fees Santa Barbara charged to certain other clients. At the September Meeting, the Board considered the proposed sub-advisory fees to be paid to NAM. The Board recognized that, for each Fund,
NAM’s sub-advisory fee under the applicable New Sub-Advisory Agreement would be the same as Santa Barbara’s sub-advisory fee under the corresponding Santa Barbara Sub-Advisory Agreement. Further, the Board observed that the appointment of NAM would not change the management fees incurred by the Funds as the Adviser pays the sub-adviser out of the management fee it receives from the Funds and the compensation paid to NAM would be the responsibility of the Adviser, not the Funds. In addition, due to their experience with other Nuveen funds, the Board Members were familiar with NAM’s fee rates for portfolio management services provided to other Nuveen funds. Further, the
Board Members had previously considered information regarding fee rates charged to certain other types of clients (which may include retail and institutional managed accounts advised by NAM; hedge funds managed by NAM; investment companies offered outside the Nuveen family and sub-advised by NAM; foreign investment companies offered by Nuveen and sub-advised by NAM; and collective investment trusts sub-advised by
NAM). In evaluating the New Sub-Advisory Agreements, based on its review, the Board concluded that, for each Fund, NAM’s sub-advisory fee was reasonable in light of the nature, extent and quality of services expected to be provided to such Fund.
With respect to profitability, at the May Meeting, the Board Members considered the profitability of the various sub-advisers to the Nuveen funds
(including NAM) from their relationships with the Nuveen funds. In this regard, the Board Members had reviewed, among other things, NAM’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities for the calendar year ended December 31, 2020 as well as its pre- and post-tax net revenue margins for 2020 compared to such margins for 2019. The Board Members had also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for NAM for the calendar year ending December 31,
2020 and the pre- and post-tax revenue margins from 2020 and 2019. Based on their review, the Board Members had noted that NAM’s level of profitability was acceptable and not unreasonable in light of the services provided; this conclusion did not change as a result of the New Sub-
Advisory Agreements.
D. Economies of Scale
At the May Meeting, the Board considered whether there had been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale had been appropriately shared with the funds. The Board had recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including, among other things, breakpoints in the management fee schedule. The Board had noted that Nuveen generally has employed these various methods. In this regard, the Board was aware that, subject to certain exceptions, the management fee of the Adviser charged to the
Nuveen funds (including each Fund) is generally comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule. The fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined. Further, with respect to the New Sub-Advisory
Agreements, given that each Fund pays a management fee to the Adviser and that the Adviser in turn would pay NAM, the Board recognized that the sharing of benefits from economies of scale is reflected in fund-level and complex-level breakpoints in the management fees at the Adviser level and the appointment of NAM would not change the management fees paid by the Funds or the sharing of economies of scale reflected in the corresponding advisory fee schedule.
Based on its review, taking into account the New Sub-Advisory Agreements, the Board concluded that the Funds’ fee arrangements would appropriately reflect economies of scale for the benefit of shareholders.
E. Indirect Benefits

At the May Meeting, the Board Members considered any indirect benefits that the various sub-advisers to the Nuveen funds (including NAM and
Santa Barbara) or their respective affiliates may receive as a result of their relationship with the Nuveen funds. Additionally, the Board Members have noted that various sub-advisers (including NAM and Santa Barbara) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. The Board has noted, however, that portfolio managers and research analysts of NAM and another affiliated sub-adviser share research obtained through certain commission sharing arrangements and as a result, NAM reimbursed the respective Nuveen funds for approximately 70%
of the expenses associated with the research-related component of the soft dollar commissions paid by all equity funds managed by NAM (subject to certain exceptions) (the “NAM Sub-Advised Equity Funds”) in 2020. It was anticipated that NAM would reimburse 100% of the research-related components of the NAM Sub-Advised Equity Funds’ soft dollar expenses in 2021. The Board Members have also noted that when transacting in fixed-income securities, the benefits for a sub-adviser that engages in soft dollar transactions may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, taking into account the New Sub-Advisory Agreements, the Board concluded that any indirect benefits to be received by NAM as a result of its relationship with the Funds were reasonable and within acceptable parameters.
F. Approval of the New Sub-Advisory Agreements
The Board Members did not identify any single factor discussed previously as all important or controlling. The Board Members concluded that the terms of the New Sub-Advisory Agreements are fair and reasonable, that NAM’s fees are reasonable in light of the services to be provided to the
Funds and that the New Sub-Advisory Agreements should be and were approved.
PART II
Nuveen International Small Cap Fund
As noted above, at the May Meeting, at which it approved the renewal of the advisory arrangements of the International Small Cap Fund (for purposes of this Part II, the “Fund”), the Board approved the renewal of the Fund’s Investment Management Agreement with the Adviser and Sub-
Advisory Agreement (for purposes of this Part II, the “Winslow Sub-Advisory Agreement”) with Winslow, an affiliate of the Adviser. Subsequent to the May Meeting, the Adviser discussed with the Board the proposed transfer of certain investment mandates of Winslow to NAM, also an affiliate of the Adviser, in connection with certain strategic initiatives to identify opportunities across the Nuveen equities and fixed income platform in seeking to drive greater collaboration and alignment across Nuveen’s investment specialists. In this regard, the Adviser (i) proposed the transfer of the Fund’s
Winslow Sub-Advisory Agreement to NAM, effective December 1, 2021 (for purposes of this Part II, the “Transfer”) and (ii) requested that the Board approve an amended and restated sub-advisory agreement for the Fund, effective as of December 1, 2021, between the Adviser and NAM (for purposes of this Part II, the “New Sub-Advisory Agreement”). Accordingly, at a meeting held on September 20, 2021 (the “September Meeting”), the Board approved the Transfer and New Sub-Advisory Agreement.
Although the 1940 Act requires that approvals of the Fund’s advisory arrangements be approved by the in-person vote of a majority of the Board
Members, the September Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and governmental restrictions on gatherings. The September Meeting was held virtually in reliance on certain exemptive relief the Securities and Exchange Commission provided to registered investment companies providing temporary relief from the in-
person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in light of these challenges.
In conjunction with their evaluation of the New Sub-Advisory Agreement at the September Meeting, the Board Members had received, in adequate time in advance of the September Meeting and/or at prior meetings, materials that covered, among other things: (a) the nature, extent and quality of services expected to be provided by NAM; (b) the organization of NAM; (c) certain performance-related information (as described below); (d) the proposed sub-advisory fee of NAM and the profitability of Nuveen and its affiliates (including NAM) for their advisory activities; and (e) the soft dollar practices of NAM. At the September Meeting and/or at prior meetings, the Adviser made presentations to and responded to questions from the
Board.
In connection with its review of the New Sub-Advisory Agreement, the Board was advised by independent legal counsel. In addition, prior to the September Meeting, the Board Members had received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing advisory agreements. The Board’s decision to approve the New Sub-Advisory Agreement was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided, and each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process. The following summarizes the principal factors and information, but not all the factors, the Board considered in deciding to approve the New Sub-
Advisory Agreement and its conclusions.
A. Nature, Extent and Quality of Services
As noted above, the Board recognized that Nuveen management had embarked on various strategic initiatives identifying opportunities across the Nuveen equities and fixed income platform, seeking to drive greater collaboration and alignment across Nuveen’s investment specialists, and recommended the Transfer as a result of these efforts. The Board considered the nature, extent and quality of the services expected to be provided to the Fund by NAM under the New Sub-Advisory Agreement, including the portfolio management services. The Board acknowledged that while portfolio management services would be provided by NAM rather than Winslow following the Transfer, no changes were expected to be made to, among other things, the nature and level of sub-advisory services provided to the Fund or the day-to-day management of the Fund. In this regard, the Board was aware that it was expected that the Winslow personnel who provided portfolio management services to the Fund prior to the Transfer would continue to do so as personnel of NAM following the Transfer. Notwithstanding the foregoing, the Board Members recognized that personnel changes may occur as a result of, for example, normal business developments or personal career decisions. Further, as NAM already serves as a sub-adviser to other Nuveen funds overseen by the Board Members, the Board has a good understanding of NAM’s organization and operations.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
As the Board Members meet regularly throughout the year to oversee the Nuveen funds, including Nuveen funds sub-advised by NAM, the Board
Members also have relied upon their knowledge from their meetings and other interactions with respect to NAM in evaluating the New Sub-Advisory
Agreement.
Based on their review, the Board Members found that, overall, the nature, extent and quality of services expected to be provided to the Fund under the New Sub-Advisory Agreement were satisfactory and supported approval of the New Sub-Advisory Agreement.
B. Investment Performance
At the May Meeting and at various other meetings, the Board considered the Fund’s performance over various time periods. In connection with approving the New Sub-Advisory Agreement, the Board recognized that there is no performance record for the Fund with NAM as the sub-adviser.
The Board Members, however, were familiar with the performance records of other Nuveen funds sub-advised by NAM. Further, as noted above, the
Board was aware that the Winslow personnel providing portfolio management services to the Fund prior to the Transfer were expected to continue to do so as personnel of NAM following the Transfer.
C. Sub-Advisory Fees and Profitability
At the May Meeting, the Board Members considered the Fund’s management fees and net expense ratio. In this regard, the Board had considered, among other things, the sub-advisory fee paid to Winslow in light of the sub-advisory services provided to the Fund and any applicable breakpoint schedule, as well as comparative data of the fees Winslow charged to certain other clients. At the September Meeting, the Board considered the proposed sub-advisory fees to be paid to NAM. The Board recognized that NAM’s sub-advisory fee under the New Sub-Advisory Agreement would be the same as Winslow’s sub-advisory fee under the Winslow Sub-Advisory Agreement. Further, the Board observed that the appointment of NAM would not change the management fees incurred by the Fund as the Adviser pays the sub-adviser out of the management fee it receives from the
Fund and the compensation paid to NAM would be the responsibility of the Adviser, not the Fund. In addition, due to their experience with other
Nuveen funds, the Board Members were familiar with NAM’s fee rates for portfolio management services provided to other Nuveen funds. Further, the Board Members had previously considered information regarding fee rates charged to certain other types of clients (which may include retail and institutional managed accounts advised by NAM; hedge funds managed by NAM; investment companies offered outside the Nuveen family and sub-advised by NAM; foreign investment companies offered by Nuveen and sub-advised by NAM; and collective investment trusts sub-advised by
NAM). In evaluating the New Sub-Advisory Agreement, based on its review, the Board concluded that NAM’s sub-advisory fee was reasonable in light of the nature, extent and quality of services expected to be provided to the Fund.
With respect to profitability, at the May Meeting, the Board Members considered the profitability of the various sub-advisers to the Nuveen funds
(including NAM) from their relationships with the Nuveen funds. In this regard, the Board Members had reviewed, among other things, NAM’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities for the calendar year ended December 31, 2020 as well as its pre- and post-tax net revenue margins for 2020 compared to such margins for 2019. The Board Members had also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for NAM for the calendar year ending December 31,
2020 and the pre- and post-tax revenue margins from 2020 and 2019. Based on their review, the Board Members had noted that NAM’s level of profitability was acceptable and not unreasonable in light of the services provided; this conclusion did not change as a result of the New Sub-
Advisory Agreement.
D. Economies of Scale
At the May Meeting, the Board considered whether there had been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale had been appropriately shared with the funds. The Board had recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including, among other things, breakpoints in the management fee schedule. The Board had noted that Nuveen generally has employed these various methods. In this regard, the Board was aware that, subject to certain exceptions, the management fee of the Adviser charged to the
Nuveen funds (including the Fund) is generally comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule. The fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined. Further, with respect to the New Sub-Advisory
Agreement, given that the Fund pays a management fee to the Adviser and that the Adviser in turn would pay NAM, the Board recognized that the sharing of benefits from economies of scale is reflected in fund-level and complex-level breakpoints in the management fees at the Adviser level and the appointment of NAM would not change the management fees paid by the Fund or the sharing of economies of scale reflected in the corresponding advisory fee schedule.
Based on its review, taking into account the New Sub-Advisory Agreement, the Board concluded that the Fund’s fee arrangements would appropriately reflect economies of scale for the benefit of shareholders.
E. Indirect Benefits
At the May Meeting, the Board Members considered any indirect benefits that the various sub-advisers to the Nuveen funds (including NAM and
Winslow) or their respective affiliates may receive as a result of their relationship with the Nuveen funds. Additionally, the Board Members have noted that various sub-advisers (including NAM and Winslow) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds.
The Board has noted, however, that portfolio managers and research analysts of NAM and another affiliated sub-adviser share research obtained through certain commission sharing arrangements and as a result, NAM reimbursed the respective Nuveen funds for approximately 70% of the expenses associated with the research-related component of the soft dollar commissions paid by all equity funds managed by NAM (subject to certain exceptions) (the “NAM Sub-Advised Equity Funds”) in 2020. It was anticipated that NAM would reimburse 100% of the research-related components of the NAM Sub-Advised Equity Funds’ soft dollar expenses in 2021. The Board Members have also noted that when transacting in fixed-income securities, the benefits for a sub-adviser that engages in soft dollar transactions may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, taking into account the New Sub-Advisory Agreement, the Board concluded that any indirect benefits to be received by NAM as a result of its relationship with the Fund were reasonable and within acceptable parameters.
F. Approval of the New Sub-Advisory Agreement
The Board Members did not identify any single factor discussed previously as all important or controlling. The Board Members concluded that the terms of the New Sub-Advisory Agreement are fair and reasonable, that NAM’s fees are reasonable in light of the services to be provided to the
Fund and that the New Sub-Advisory Agreement should be and was approved.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-IGF-0122D 2057639-INV-B-03/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: April 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: April 7, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: April 7, 2022